UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22692
American Funds College Target Date Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-A
| CABAX
for the six months ended April 30, 2026

This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 24	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 809
Total number of portfolio holdings	17
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)

*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-144-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-C
| CABCX
for the six months ended April 30, 2026

This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 60	1.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 809
Total number of portfolio holdings	17
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)

*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-144-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-E
| CAAVX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 33	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 809
Total number of portfolio holdings	17
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-144-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-T
| TAAWX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 9	0.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 809
Total number of portfolio holdings	17
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-144-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-1
| CAAWX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.19% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 809
Total number of portfolio holdings	17
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-144-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-2
| CAAZX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 809
Total number of portfolio holdings	17
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-144-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-3
| DAAGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0 invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 809
Total number of portfolio holdings	17
Portfolio turnover rate	None
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-144-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-A
| CDJAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,147
Total number of portfolio holdings	19
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-136-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-C
| CTJCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 59	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,147
Total number of portfolio holdings	19
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-136-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-E
| CTAEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000 i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,147
Total number of portfolio holdings	19
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-136-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-T
| TCATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,147
Total number of portfolio holdings	19
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-136-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-1
| CTDFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,147
Total number of portfolio holdings	19
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-136-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-2
| FCFGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypoth
eti
cal
$1
0,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,147
Total number of portfolio holdings	19
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-136-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-3
| FTDHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,147
Total number of portfolio holdings	19
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-136-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-A
| CCFAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,790
Total number of portfolio holdings	22
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-125-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-C
| CTDCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 59	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,790
Total number of portfolio holdings	22
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-125-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-E
| CTKEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,790
Total number of portfolio holdings	22
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-125-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-T
| TCDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,790
Total number of portfolio holdings	22
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-125-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-1
| CTAFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,790
Total number of portfolio holdings	22
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-125-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-2
| CTAHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,790
Total number of portfolio holdings	22
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-125-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-3
| CTAKX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,790
Total number of portfolio holdings	22
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-125-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-A
| CTLAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six month
s?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,541
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-103-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-C
| CTLCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 59	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,541
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-103-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-E
| CTLEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,541
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-103-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-T
| TCFFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs fo
r the last six mon
ths?
(based
on a hypoth
etical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,541
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-103-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-1
| CTLFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,541
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-103-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-2
| FCCFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,541
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-103-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-3
| FTCFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(ba
sed on a
hy
pothetical $10,000 i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,541
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-103-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-A
| CTHAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,222
Total number of portfolio holdings	14
Portfolio turnover rate	4%
Portfolio holdings by fund type
(p
ercen
t of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-094-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-C
| CTYCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetica
l $10,00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,222
Total number of portfolio holdings	14
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-094-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-E
| CTHEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000 i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,222
Total number of portfolio holdings	14
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-094-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-T
| TAFCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(base
d on a hy
pothe
tical $
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,222
Total number of portfolio holdings	14
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-094-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-1
| CTHFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,222
Total number of portfolio holdings	14
Portfolio turnover rate	4%
Portfolio holdings by fund type
(perc
ent o
f net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-094-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-2
| FDFCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hy
pothet
ical
$10,00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,222
Total number of portfolio holdings	14
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-094-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-3
| FTFCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(base
d on a hypotheti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,222
Total number of portfolio holdings	14
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-094-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-A
| CSTAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical
$10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,998
Total number of portfolio holdings	13
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-093-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-C
| CTSCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0 invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,998
Total number of portfolio holdings	13
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-093-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-E
| CTSEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hy
poth
etical $
10,000 inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,998
Total number of portfolio holdings	13
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-093-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-T
| TAFAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hyp
othetical
$10,000 in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,998
Total number of portfolio holdings	13
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-093-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-1
| CTSFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypoth
etical $
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,998
Total number of portfolio holdings	13
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-093-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-2
| FFCFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hyp
othetical
$10
,000 i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,998
Total number of portfolio holdings	13
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-093-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-3
| FFCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on
a
hypot
hetical $1
0,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,998
Total number of portfolio holdings	13
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-093-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-A
| CENAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clas s 529-A	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,196
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of
net
assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-088-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-C
| CENCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 57	1.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,196
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group or your financial intermediary.
Lit. No. MF5CSRX-088-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-E
| CENEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 31	0.63% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 3,196
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-088-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-T
| TCADX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,196
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-088-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-1
| CENFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.19% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,196
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-088-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-2
| FAADX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7	0.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,196
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-088-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-3
| FTAOX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,196
Total number of portfolio holdings	6
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents
not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-088-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds College Target Date Series®
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-800-0626 © 2026 Capital Group. All rights reserved.

American Funds College 2042 Fundunaudited
Investment portfolio April 30, 2026

Growth funds 47%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	969,539	$81,480
The Growth Fund of America, Class R-6	801,758	66,217
New Perspective Fund, Class R-6	853,610	61,767
AMCAP Fund, Class R-6 (a)	898,762	43,725
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	3,315,035	40,410
EUPAC Fund, Class R-6	590,785	37,692
The New Economy Fund, Class R-6 (a)	430,115	34,633
American Funds Global Insight Fund, Class R-6	629,990	18,793
		384,717
Growth-and-income funds 39%
Fundamental Investors, Class R-6	858,253	85,345
Capital World Growth and Income Fund, Class R-6	1,007,600	78,290
The Investment Company of America, Class R-6	1,174,766	77,335
Washington Mutual Investors Fund, Class R-6	666,148	44,972
International Growth and Income Fund, Class R-6	539,226	26,039
		311,981
Balanced funds 8%
American Balanced Fund, Class R-6	794,777	31,473
American Funds Global Balanced Fund, Class R-6	750,791	31,473
		62,946
Fixed income funds 6%
American High-Income Trust, Class R-6	3,188,772	31,473
U.S. Government Securities Fund, Class R-6	1,503,059	17,962
		49,435
Total investment securities 100% (cost: $741,901,000)		809,079
Other assets less liabilities 0%		(182)
Net assets 100%		$808,897

1	American Funds College Target Date Series

American Funds College 2042 Fund (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
SMALLCAP World Fund, Inc., Class R-6	$50,740	$25,493	$—	$—	$5,247	$81,480	$565	$2,164
The Growth Fund of America, Class R-6	42,568	26,695	—	—	(3,046)	66,217	261	4,440
New Perspective Fund, Class R-6	41,452	21,581	—	—	(1,266)	61,767	596	2,357
AMCAP Fund, Class R-6 (a)	29,321	14,431	—	—	(27)	43,725	—	1,378
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	25,369	11,940	—	—	3,101	40,410	127	—
EUPAC Fund, Class R-6	26,225	12,079	—	—	(612)	37,692	854	2,055
The New Economy Fund, Class R-6 (a)	22,338	10,987	—	—	1,308	34,633	—	2,236
American Funds Global Insight Fund, Class R-6	9,273	8,634	—	—	886	18,793	132	—
						384,717
Growth-and-income funds 39%
Fundamental Investors, Class R-6	59,425	22,073	—	—	3,847	85,345	360	3,532
Capital World Growth and Income Fund, Class R-6	51,559	24,678	—	—	2,053	78,290	617	4,624
The Investment Company of America, Class R-6	46,787	30,908	—	—	(360)	77,335	380	4,229
Washington Mutual Investors Fund, Class R-6	26,485	17,972	—	—	515	44,972	295	1,314
International Growth and Income Fund, Class R-6	17,197	7,394	—	—	1,448	26,039	255	1,008
						311,981
Balanced funds 8%
American Balanced Fund, Class R-6	15,508	15,337	—	—	628	31,473	321	996
American Funds Global Balanced Fund, Class R-6	15,509	15,618	—	—	346	31,473	286	723
						62,946
Fixed income funds 6%
American High-Income Trust, Class R-6	15,618	15,957	—	—	(102)	31,473	758	—
U.S. Government Securities Fund, Class R-6	12,180	6,059	—	—	(277)	17,962	318	—
						49,435
Total 100%				$—	$13,689	$809,079	$6,125	$31,056

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds College Target Date Series	2

American Funds College 2039 Fundunaudited
Investment portfolio April 30, 2026

Growth funds 34%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,868,884	$154,351
SMALLCAP World Fund, Inc., Class R-6	1,692,645	142,250
New Perspective Fund, Class R-6	1,544,884	111,788
AMCAP Fund, Class R-6 (a)	1,823,670	88,721
American Funds Global Insight Fund, Class R-6	2,524,858	75,316
The New Economy Fund, Class R-6 (a)	868,515	69,933
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	5,201,851	63,411
EUPAC Fund, Class R-6	443,373	28,287
		734,057
Growth-and-income funds 36%
The Investment Company of America, Class R-6	3,052,517	200,947
Capital World Growth and Income Fund, Class R-6	2,503,638	194,533
Fundamental Investors, Class R-6	1,816,063	180,589
Washington Mutual Investors Fund, Class R-6	2,119,356	143,078
International Growth and Income Fund, Class R-6	1,302,458	62,896
		782,043
Balanced funds 10%
American Balanced Fund, Class R-6	3,008,830	119,150
American Funds Global Balanced Fund, Class R-6	2,112,560	88,558
		207,708
Fixed income funds 20%
The Bond Fund of America, Class R-6	14,385,817	162,416
American High-Income Trust, Class R-6	13,800,645	136,212
American Funds Multi-Sector Income Fund, Class R-6	11,957,003	112,157
U.S. Government Securities Fund, Class R-6	1,107,542	13,235
		424,020
Total investment securities 100% (cost: $1,819,342,000)		2,147,828
Other assets less liabilities 0%		(480)
Net assets 100%		$2,147,348

3	American Funds College Target Date Series

American Funds College 2039 Fund (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 34%
The Growth Fund of America, Class R-6	$136,591	$28,183	$34	$15	$(10,404)	$154,351	$757	$12,892
SMALLCAP World Fund, Inc., Class R-6	129,389	8,029	4,377	1,274	7,935	142,250	1,270	4,860
New Perspective Fund, Class R-6	103,985	11,419	—	—	(3,616)	111,788	1,388	5,488
AMCAP Fund, Class R-6 (a)	80,057	9,645	—	—	(981)	88,721	—	3,521
American Funds Global Insight Fund, Class R-6	55,859	15,456	—	—	4,001	75,316	790	—
The New Economy Fund, Class R-6 (a)	66,037	6,685	4,363	1,954	(379)	69,933	—	5,689
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	58,803	1,417	2,542	173	5,560	63,411	264	—
EUPAC Fund, Class R-6	45,244	2,846	18,660	3,937	(5,080)	28,287	793	1,908
						734,057
Growth-and-income funds 36%
The Investment Company of America, Class R-6	170,654	34,092	—	—	(3,799)	200,947	1,135	14,064
Capital World Growth and Income Fund, Class R-6	164,062	26,459	—	—	4,012	194,533	1,748	13,825
Fundamental Investors, Class R-6	152,587	20,364	—	—	7,638	180,589	823	8,604
Washington Mutual Investors Fund, Class R-6	118,944	22,829	—	—	1,305	143,078	1,114	5,440
International Growth and Income Fund, Class R-6	53,379	5,695	—	—	3,822	62,896	717	3,001
						782,043
Balanced funds 10%
American Balanced Fund, Class R-6	100,005	17,590	—	—	1,555	119,150	1,686	5,622
American Funds Global Balanced Fund, Class R-6	77,718	10,087	—	—	753	88,558	1,075	3,079
						207,708
Fixed income funds 20%
The Bond Fund of America, Class R-6	108,318	56,583	—	—	(2,485)	162,416	3,005	—
American High-Income Trust, Class R-6	110,638	26,012	—	—	(438)	136,212	4,130	—
American Funds Multi-Sector Income Fund, Class R-6	74,970	38,474	—	—	(1,287)	112,157	3,034	—
U.S. Government Securities Fund, Class R-6	19,535	287	6,372	151	(366)	13,235	287	—
						424,020
Total 100%				$7,504	$7,746	$2,147,828	$24,016	$87,993

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds College Target Date Series	4

American Funds College 2036 Fundunaudited
Investment portfolio April 30, 2026

Growth funds 14%	Shares	Value (000)
New Perspective Fund, Class R-6	1,527,989	$110,565
American Funds Global Insight Fund, Class R-6	3,340,048	99,634
AMCAP Fund, Class R-6 (a)	1,987,044	96,670
The Growth Fund of America, Class R-6	1,074,995	88,784
SMALLCAP World Fund, Inc., Class R-6	834,571	70,137
The New Economy Fund, Class R-6 (a)	516,452	41,585
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	2,232,190	27,210
		534,585
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	4,156,642	322,971
The Investment Company of America, Class R-6	4,299,248	283,020
Washington Mutual Investors Fund, Class R-6	4,168,824	281,437
American Mutual Fund, Class R-6	3,943,699	243,878
Fundamental Investors, Class R-6	2,081,846	207,019
International Growth and Income Fund, Class R-6	1,894,612	91,491
		1,429,816
Equity-income funds 4%
Capital Income Builder, Class R-6	1,275,037	103,507
The Income Fund of America, Class R-6	2,671,083	73,535
		177,042
Balanced funds 10%
American Balanced Fund, Class R-6	6,202,389	245,615
American Funds Global Balanced Fund, Class R-6	2,895,861	121,394
		367,009
Fixed income funds 34%
The Bond Fund of America, Class R-6	45,117,102	509,372
American High-Income Trust, Class R-6	26,052,779	257,141
American Funds Multi-Sector Income Fund, Class R-6	27,276,550	255,854
American Funds Mortgage Fund, Class R-6	14,795,512	130,497
American Funds Strategic Bond Fund, Class R-6	14,162,921	129,874
		1,282,738
Total investment securities 100% (cost: $3,363,265,000)		3,791,190
Other assets less liabilities 0%		(785)
Net assets 100%		$3,790,405

5	American Funds College Target Date Series

American Funds College 2036 Fund (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 14%
New Perspective Fund, Class R-6	$115,761	$8,656	$9,894	$2,544	$(6,502)	$110,565	$1,401	$5,538
American Funds Global Insight Fund, Class R-6	98,726	1,565	5,756	1,663	3,436	99,634	1,107	—
AMCAP Fund, Class R-6 (a)	100,380	4,701	6,704	1,675	(3,382)	96,670	—	4,087
The Growth Fund of America, Class R-6	114,029	9,945	27,365	8,167	(15,992)	88,784	482	8,208
SMALLCAP World Fund, Inc., Class R-6	77,713	3,667	15,590	2,068	2,279	70,137	626	2,396
The New Economy Fund, Class R-6 (a)	51,962	3,864	14,927	2,556	(1,870)	41,585	—	3,383
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	30,529	229	5,966	406	2,012	27,210	113	—
						534,585
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	289,982	30,388	3,324	1,185	4,740	322,971	2,990	23,928
The Investment Company of America, Class R-6	268,091	25,601	3,754	1,499	(8,417)	283,020	1,663	21,301
Washington Mutual Investors Fund, Class R-6	248,828	30,290	—	—	2,319	281,437	2,286	11,559
American Mutual Fund, Class R-6	161,390	81,651	—	—	837	243,878	2,186	11,066
Fundamental Investors, Class R-6	202,171	12,714	16,068	5,739	2,463	207,019	974	10,313
International Growth and Income Fund, Class R-6	82,998	5,455	2,501	636	4,903	91,491	1,049	4,406
						1,429,816
Equity-income funds 4%
Capital Income Builder, Class R-6	71,953	28,700	—	—	2,854	103,507	1,782	4,021
The Income Fund of America, Class R-6	52,077	20,655	—	—	803	73,535	1,741	3,791
						177,042
Balanced funds 10%
American Balanced Fund, Class R-6	220,888	21,887	—	—	2,840	245,615	3,625	12,252
American Funds Global Balanced Fund, Class R-6	115,642	5,874	1,040	227	691	121,394	1,504	4,371
						367,009
Fixed income funds 34%
The Bond Fund of America, Class R-6	440,836	76,812	—	—	(8,276)	509,372	10,463	—
American High-Income Trust, Class R-6	234,197	23,739	—	—	(795)	257,141	8,137	—
American Funds Multi-Sector Income Fund, Class R-6	234,036	25,016	—	—	(3,198)	255,854	7,837	—
American Funds Mortgage Fund, Class R-6	99,625	32,652	—	—	(1,780)	130,497	2,689	—
American Funds Strategic Bond Fund, Class R-6 (c)	99,625	33,463	90	—	(3,124)	129,874	2,537	—
						1,282,738
Total 100%				$28,365	$(23,159)	$3,791,190	$55,192	$130,620

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	6

American Funds College 2033 Fund®unaudited
Investment portfolio April 30, 2026

Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	672,973	$20,075
AMCAP Fund, Class R-6 (a)	410,153	19,954
New Perspective Fund, Class R-6	273,398	19,783
		59,812
Growth-and-income funds 27%
American Mutual Fund, Class R-6	7,239,427	447,686
Washington Mutual Investors Fund, Class R-6	4,877,571	329,285
Capital World Growth and Income Fund, Class R-6	2,885,916	224,236
The Investment Company of America, Class R-6	2,166,589	142,626
Fundamental Investors, Class R-6	411,554	40,925
International Growth and Income Fund, Class R-6	411,933	19,892
		1,204,650
Equity-income funds 13%
The Income Fund of America, Class R-6	12,658,521	348,489
Capital Income Builder, Class R-6	3,118,950	253,197
		601,686
Balanced funds 9%
American Balanced Fund, Class R-6	8,114,718	321,343
American Funds Global Balanced Fund, Class R-6	2,394,034	100,358
		421,701
Fixed income funds 50%
The Bond Fund of America, Class R-6	56,967,465	643,163
American Funds Mortgage Fund, Class R-6	45,536,313	401,630
American Funds Strategic Bond Fund, Class R-6	43,676,883	400,517
American High-Income Trust, Class R-6	32,105,203	316,878
American Funds Multi-Sector Income Fund, Class R-6	33,771,094	316,773
Intermediate Bond Fund of America, Class R-6	13,943,022	175,682
		2,254,643
Total investment securities 100% (cost: $4,240,561,000)		4,542,492
Other assets less liabilities 0%		(1,003)
Net assets 100%		$4,541,489

7	American Funds College Target Date Series

American Funds College 2033 Fund® (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$35,049	$415	$17,200	$4,756	$(2,945)	$20,075	$415	$—
AMCAP Fund, Class R-6 (a)	35,160	1,526	16,128	3,649	(4,253)	19,954	—	1,526
New Perspective Fund, Class R-6	35,152	2,271	16,514	1,223	(2,349)	19,783	458	1,812
						59,812
Growth-and-income funds 27%
American Mutual Fund, Class R-6	396,830	51,423	—	—	(567)	447,686	4,198	22,372
Washington Mutual Investors Fund, Class R-6	307,014	19,995	—	—	2,276	329,285	2,686	13,589
Capital World Growth and Income Fund, Class R-6	242,340	22,641	45,122	14,944	(10,567)	224,236	2,497	19,983
The Investment Company of America, Class R-6	171,679	14,817	38,850	13,903	(18,923)	142,626	1,073	13,744
Fundamental Investors, Class R-6	71,419	4,301	37,420	8,109	(5,484)	40,925	371	3,931
International Growth and Income Fund, Class R-6	35,010	2,373	19,946	5,056	(2,601)	19,892	456	1,917
						1,204,650
Equity-income funds 13%
The Income Fund of America, Class R-6	267,163	77,621	—	—	3,705	348,489	7,274	15,876
Capital Income Builder, Class R-6	212,645	33,902	—	—	6,650	253,197	4,227	9,700
						601,686
Balanced funds 9%
American Balanced Fund, Class R-6	294,595	23,097	—	—	3,651	321,343	4,712	15,929
American Funds Global Balanced Fund, Class R-6	101,190	5,187	6,848	1,428	(599)	100,358	1,328	3,859
						421,701
Fixed income funds 50%
The Bond Fund of America, Class R-6	597,650	56,042	—	—	(10,529)	643,163	13,381	—
American Funds Mortgage Fund, Class R-6	332,688	74,252	—	—	(5,310)	401,630	8,027	—
American Funds Strategic Bond Fund, Class R-6 (c)	333,106	76,850	325	—	(9,114)	400,517	7,441	—
American High-Income Trust, Class R-6	289,519	28,372	—	—	(1,013)	316,878	9,716	—
American Funds Multi-Sector Income Fund, Class R-6	289,131	31,545	—	—	(3,903)	316,773	9,356	—
Intermediate Bond Fund of America, Class R-6	124,513	52,897	—	—	(1,728)	175,682	2,960	—
						2,254,643
Total 100%				$53,068	$(63,603)	$4,542,492	$80,576	$124,238

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	8

American Funds College 2030 Fund®unaudited
Investment portfolio April 30, 2026

Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	8,679,301	$536,728
Washington Mutual Investors Fund, Class R-6	2,582,618	174,353
Capital World Growth and Income Fund, Class R-6	1,787,077	138,856
The Investment Company of America, Class R-6	412,872	27,179
		877,116
Equity-income funds 9%
The Income Fund of America, Class R-6	11,398,029	313,788
Capital Income Builder, Class R-6	1,949,104	158,228
		472,016
Balanced funds 8%
American Balanced Fund, Class R-6	9,514,321	376,767
American Funds Global Balanced Fund, Class R-6	625,611	26,226
		402,993
Fixed income funds 66%
Intermediate Bond Fund of America, Class R-6	86,673,471	1,092,086
American Funds Mortgage Fund, Class R-6	79,799,970	703,836
The Bond Fund of America, Class R-6	53,167,196	600,258
American Funds Strategic Bond Fund, Class R-6	55,196,544	506,152
American High-Income Trust, Class R-6	28,889,103	285,135
American Funds Multi-Sector Income Fund, Class R-6	30,283,757	284,061
		3,471,528
Total investment securities 100% (cost: $5,102,437,000)		5,223,653
Other assets less liabilities 0%		(1,184)
Net assets 100%		$5,222,469

9	American Funds College Target Date Series

American Funds College 2030 Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17%
American Mutual Fund, Class R-6	$486,178	$52,947	$2,250	$680	$(827)	$536,728	$5,195	$27,505
Washington Mutual Investors Fund, Class R-6	205,858	13,647	46,692	9,905	(8,365)	174,353	1,505	7,933
Capital World Growth and Income Fund, Class R-6	146,553	15,533	25,777	3,554	(1,007)	138,856	1,320	10,804
The Investment Company of America, Class R-6	44,362	2,888	18,886	4,440	(5,625)	27,179	182	2,642
						877,116
Equity-income funds 9%
The Income Fund of America, Class R-6	327,154	27,513	44,825	7,355	(3,409)	313,788	7,995	17,814
Capital Income Builder, Class R-6	183,295	10,920	41,115	6,117	(989)	158,228	3,084	7,362
						472,016
Balanced funds 8%
American Balanced Fund, Class R-6	349,138	30,858	7,960	2,213	2,518	376,767	5,470	18,454
American Funds Global Balanced Fund, Class R-6	43,689	1,643	19,334	2,621	(2,393)	26,226	388	1,256
						402,993
Fixed income funds 66%
Intermediate Bond Fund of America, Class R-6	847,316	255,847	—	—	(11,077)	1,092,086	20,208	—
American Funds Mortgage Fund, Class R-6	614,516	99,114	397	31	(9,428)	703,836	14,850	—
The Bond Fund of America, Class R-6	593,060	18,245	1,023	31	(10,055)	600,258	13,052	—
American Funds Strategic Bond Fund, Class R-6 (b)	476,011	42,717	495	—	(12,081)	506,152	10,347	—
American High-Income Trust, Class R-6	281,750	10,351	6,110	477	(1,333)	285,135	9,278	—
American Funds Multi-Sector Income Fund, Class R-6	281,593	10,047	3,985	180	(3,774)	284,061	8,931	—
						3,471,528
Total 100%				$37,604	$(67,845)	$5,223,653	$101,805	$93,770

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	10

American Funds College 2027 Fund®unaudited
Investment portfolio April 30, 2026

Growth-and-income funds 10%	Shares	Value (000)
American Mutual Fund, Class R-6	6,038,184	$373,401
Capital World Growth and Income Fund, Class R-6	231,664	18,000
Washington Mutual Investors Fund, Class R-6	264,949	17,887
		409,288
Equity-income funds 2%
The Income Fund of America, Class R-6	1,614,165	44,438
Capital Income Builder, Class R-6	217,633	17,668
		62,106
Balanced funds 5%
American Balanced Fund, Class R-6	5,604,601	221,942
Fixed income funds 83%
Short-Term Bond Fund of America, Class R-6	130,191,529	1,243,329
Intermediate Bond Fund of America, Class R-6	94,650,471	1,192,596
American Funds Mortgage Fund, Class R-6	50,188,179	442,660
American Funds Strategic Bond Fund, Class R-6	26,357,559	241,699
The Bond Fund of America, Class R-6	8,575,818	96,821
American High-Income Trust, Class R-6	4,489,585	44,312
American Funds Multi-Sector Income Fund, Class R-6	4,722,930	44,301
		3,305,718
Total investment securities 100% (cost: $4,066,687,000)		3,999,054
Other assets less liabilities 0%		(964)
Net assets 100%		$3,998,090

11	American Funds College Target Date Series

American Funds College 2027 Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 10%
American Mutual Fund, Class R-6	$364,955	$38,846	$29,931	$8,662	$(9,131)	$373,401	$3,779	$20,262
Capital World Growth and Income Fund, Class R-6	30,661	2,879	15,551	1,969	(1,958)	18,000	242	2,149
Washington Mutual Investors Fund, Class R-6	30,214	1,623	13,959	2,156	(2,147)	17,887	200	1,144
						409,288
Equity-income funds 2%
The Income Fund of America, Class R-6	75,360	5,355	36,684	4,948	(4,541)	44,438	1,567	3,722
Capital Income Builder, Class R-6	30,222	1,674	14,818	1,999	(1,409)	17,668	459	1,174
						62,106
Balanced funds 5%
American Balanced Fund, Class R-6	225,688	21,292	27,435	4,144	(1,747)	221,942	3,465	11,843
Fixed income funds 83%
Short-Term Bond Fund of America, Class R-6	952,244	306,477	6,534	133	(8,991)	1,243,329	21,973	—
Intermediate Bond Fund of America, Class R-6	1,131,608	74,676	1,502	72	(12,258)	1,192,596	23,969	—
American Funds Mortgage Fund, Class R-6	464,164	12,679	28,176	231	(6,238)	442,660	10,070	—
American Funds Strategic Bond Fund, Class R-6 (b)	269,235	5,572	27,391	(252)	(5,465)	241,699	5,172	—
The Bond Fund of America, Class R-6	166,335	2,948	70,599	(11,797)	9,934	96,821	2,815	—
American High-Income Trust, Class R-6	75,315	2,189	33,063	2,574	(2,703)	44,312	1,927	—
American Funds Multi-Sector Income Fund, Class R-6	75,214	1,978	32,204	1,469	(2,156)	44,301	1,856	—
						3,305,718
Total 100%				$16,308	$(48,810)	$3,999,054	$77,494	$40,294

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	12

American Funds College Enrollment Fund®unaudited
Investment portfolio April 30, 2026

Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	4,672,108	$288,923
Balanced funds 5%
American Balanced Fund, Class R-6	4,067,221	161,062
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	133,803,498	1,277,823
Intermediate Bond Fund of America, Class R-6	78,597,157	990,324
American Funds Mortgage Fund, Class R-6	36,229,362	319,543
American Funds Strategic Bond Fund, Class R-6	17,323,319	158,855
		2,746,545
Total investment securities 100% (cost: $3,367,783,000)		3,196,530
Other assets less liabilities 0%		(880)
Net assets 100%		$3,195,650
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$312,599	$20,748	$43,466	$8,825	$(9,783)	$288,923	$3,065	$17,049
Balanced funds 5%
American Balanced Fund, Class R-6	175,605	11,717	27,795	4,210	(2,675)	161,062	2,629	9,089
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	1,405,822	26,375	144,987	526	(9,913)	1,277,823	26,375	—
Intermediate Bond Fund of America, Class R-6	1,088,043	21,540	109,080	1,074	(11,253)	990,324	21,210	—
American Funds Mortgage Fund, Class R-6	351,204	7,930	35,288	(3,901)	(402)	319,543	7,381	—
American Funds Strategic Bond Fund, Class R-6 (b)	175,565	3,838	16,815	(3,166)	(567)	158,855	3,372	—
						2,746,545
Total 100%				$7,568	$(34,593)	$3,196,530	$64,032	$26,138

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

13	American Funds College Target Date Series

Financial statementsunaudited
Statements of assets and liabilities at April 30, 2026 (dollars and shares in thousands, except per-share amounts)

		College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Assets:
Investment securities of affiliated issuers, at value		$809,079	$2,147,828	$3,791,190	$4,542,492	$5,223,653
Receivables for:
Sales of investments		—	—	—	—	—
Sales of fund’s shares		1,990	1,188	2,153	1,346	2,439
Dividends		224	1,921	5,069	7,577	11,567
Total assets		811,293	2,150,937	3,798,412	4,551,415	5,237,659
Liabilities:
Payables for:
Purchases of investments		2,159	2,859	6,563	8,242	12,896
Repurchases of fund’s shares		55	251	647	683	1,110
Services provided by related parties		149	383	621	784	927
Trustees’ deferred compensation		1	8	19	28	38
Other		32	88	157	189	219
Total liabilities		2,396	3,589	8,007	9,926	15,190
Net assets at April 30, 2026		$808,897	$2,147,348	$3,790,405	$4,541,489	$5,222,469
Net assets consist of:
Capital paid in on shares of beneficial interest		$709,726	$1,715,245	$3,178,800	$4,023,448	$4,917,010
Total (accumulated loss) distributable earnings		99,171	432,103	611,605	518,041	305,459
Net assets at April 30, 2026		$808,897	$2,147,348	$3,790,405	$4,541,489	$5,222,469
Investment securities of affiliated issuers, at cost		$741,901	$1,819,342	$3,363,265	$4,240,561	$5,102,437

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$526,777	$1,486,163	$2,926,860	$3,622,929	$4,166,949
	Shares outstanding	39,144	110,667	205,639	267,148	297,189
	Net asset value per share	$13.46	$13.43	$14.23	$13.56	$14.02
Class 529-C:	Net assets	$73,714	$171,128	$104,477	$96,491	$148,759
	Shares outstanding	5,525	12,923	7,449	7,195	10,760
	Net asset value per share	$13.34	$13.24	$14.03	$13.41	$13.82
Class 529-E:	Net assets	$9,853	$28,928	$80,547	$101,201	$122,439
	Shares outstanding	733	2,161	5,680	7,516	8,819
	Net asset value per share	$13.44	$13.39	$14.18	$13.46	$13.88
Class 529-T:	Net assets	$14	$16	$20	$21	$18
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.52	$13.53	$14.38	$13.63	$14.06
Class 529-F-1:	Net assets	$14	$15	$20	$15	$14
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.52	$13.53	$14.35	$13.65	$14.10
Class 529-F-2:	Net assets	$198,511	$460,689	$678,466	$720,682	$784,089
	Shares outstanding	14,690	34,117	47,689	53,176	55,970
	Net asset value per share	$13.51	$13.50	$14.23	$13.55	$14.01
Class 529-F-3:	Net assets	$14	$409	$15	$150	$201
	Shares outstanding	1	30	1	11	15
	Net asset value per share	$13.53	$13.53	$14.45	$13.57	$14.02

Refer to the notes to financial statements.

American Funds College Target Date Series	14

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		College 2027 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$3,999,054	$3,196,530
Receivables for:
Sales of investments		—	1,281
Sales of fund’s shares		1,690	1,382
Dividends		10,631	8,838
Total assets		4,011,375	3,208,031
Liabilities:
Payables for:
Purchases of investments		10,734	8,838
Repurchases of fund’s shares		1,587	2,663
Services provided by related parties		763	685
Trustees’ deferred compensation		32	60
Other		169	135
Total liabilities		13,285	12,381
Net assets at April 30, 2026		$3,998,090	$3,195,650
Net assets consist of:
Capital paid in on shares of beneficial interest		$3,966,171	$3,429,410
Total (accumulated loss) distributable earnings		31,919	(233,760)
Net assets at April 30, 2026		$3,998,090	$3,195,650
Investment securities of affiliated issuers, at cost		$4,066,687	$3,367,783

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$3,058,262	$2,478,131
	Shares outstanding	246,610	256,779
	Net asset value per share	$12.40	$9.65
Class 529-C:	Net assets	$183,808	$122,691
	Shares outstanding	15,012	12,541
	Net asset value per share	$12.24	$9.78
Class 529-E:	Net assets	$98,354	$82,753
	Shares outstanding	8,014	8,582
	Net asset value per share	$12.27	$9.64
Class 529-T:	Net assets	$16	$13
	Shares outstanding	1	1
	Net asset value per share	$12.44	$9.65
Class 529-F-1:	Net assets	$13	$11
	Shares outstanding	1	1
	Net asset value per share	$12.48	$9.67
Class 529-F-2:	Net assets	$657,624	$511,905
	Shares outstanding	53,091	53,132
	Net asset value per share	$12.39	$9.63
Class 529-F-3:	Net assets	$13	$146
	Shares outstanding	1	16
	Net asset value per share	$12.38	$9.62

Refer to the notes to financial statements.

15	American Funds College Target Date Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2026 (dollars in thousands)

	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Investment income:
Income:
Dividends from affiliated issuers	$6,125	$24,016	$55,192	$80,576	$101,805
Fees and expenses*:
Distribution services	934	2,516	4,082	4,947	5,859
Transfer agent services	278	857	1,576	1,929	2,248
529 plan services	165	500	911	1,108	1,288
Reports to shareholders	8	25	46	56	64
Registration statement and prospectus	63	110	174	195	219
Trustees’ compensation	2	5	8	10	12
Auditing and legal	1	2	4	5	5
Custodian	— †	2	3	4	5
Other	— †	2	3	4	5
Total fees and expenses	1,451	4,019	6,807	8,258	9,705
Net investment income (loss)	4,674	19,997	48,385	72,318	92,100
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	—	7,504	28,365	53,068	37,604
Capital gain distributions received from affiliated issuers	31,056	87,993	130,620	124,238	93,770
	31,056	95,497	158,985	177,306	131,374
Net unrealized appreciation (depreciation) on investments in affiliated issuers	13,689	7,746	(23,159)	(63,603)	(67,845)
Net realized gain (loss) and unrealized appreciation (depreciation)	44,745	103,243	135,826	113,703	63,529
Net increase (decrease) in net assets resulting from operations	$49,419	$123,240	$184,211	$186,021	$155,629

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds College Target Date Series	16

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2026  (continued)(dollars in thousands)

	College 2027 Fund	College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$77,494	$64,032
Fees and expenses*:
Distribution services	4,743	3,936
Transfer agent services	1,748	1,471
529 plan services	1,005	844
Reports to shareholders	50	43
Registration statement and prospectus	157	109
Trustees’ compensation	10	8
Auditing and legal	4	4
Custodian	4	3
Other	4	4
Total fees and expenses	7,725	6,422
Net investment income (loss)	69,769	57,610
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	16,308	7,568
Capital gain distributions received from affiliated issuers	40,294	26,138
	56,602	33,706
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(48,810)	(34,593)
Net realized gain (loss) and unrealized appreciation (depreciation)	7,792	(887)
Net increase (decrease) in net assets resulting from operations	$77,561	$56,723
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

17	American Funds College Target Date Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	College 2042 Fund		College 2039 Fund		College 2036 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$4,674	$2,365	$19,997	$23,229	$48,385	$70,274
Net realized gain (loss)	31,056	11,979	95,497	83,216	158,985	157,790
Net unrealized appreciation (depreciation)	13,689	50,389	7,746	164,376	(23,159)	223,266
Net increase (decrease) in net assets resulting from operations	49,419	64,733	123,240	270,821	184,211	451,330
Distributions paid to shareholders	(17,156)	(1,339)	(110,228)	(39,525)	(233,529)	(139,929)
Net capital share transactions	269,206	325,492	308,055	363,572	429,087	464,971
Total increase (decrease) in net assets	301,469	388,886	321,067	594,868	379,769	776,372
Net assets:
Beginning of period	507,428	118,542	1,826,281	1,231,413	3,410,636	2,634,264
End of period	$808,897	$507,428	$2,147,348	$1,826,281	$3,790,405	$3,410,636

	College 2033 Fund		College 2030 Fund		College 2027 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$72,318	$111,507	$92,100	$150,736	$69,769	$128,952
Net realized gain (loss)	177,306	177,046	131,374	108,384	56,602	68,002
Net unrealized appreciation (depreciation)	(63,603)	164,071	(67,845)	170,375	(48,810)	83,364
Net increase (decrease) in net assets resulting from operations	186,021	452,624	155,629	429,495	77,561	280,318
Distributions paid to shareholders	(296,172)	(127,275)	(263,662)	(159,019)	(197,461)	(128,368)
Net capital share transactions	480,718	443,475	451,163	457,385	227,783	244,132
Total increase (decrease) in net assets	370,567	768,824	343,130	727,861	107,883	396,082
Net assets:
Beginning of period	4,170,922	3,402,098	4,879,339	4,151,478	3,890,207	3,494,125
End of period	$4,541,489	$4,170,922	$5,222,469	$4,879,339	$3,998,090	$3,890,207

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds College Target Date Series	18

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	College Enrollment Fund
	Six months ended April 30,	Year ended October 31,
	2026*	2025
Operations:
Net investment income (loss)	$57,610	$131,775
Net realized gain (loss)	33,706	31,835
Net unrealized appreciation (depreciation)	(34,593)	80,738
Net increase (decrease) in net assets resulting from operations	56,723	244,348
Distributions paid to shareholders	(127,395)	(128,557)
Net capital share transactions	(241,564)	(637,487)
Total increase (decrease) in net assets	(312,236)	(521,696)
Net assets:
Beginning of period	3,507,886	4,029,582
End of period	$3,195,650	$3,507,886
*
Unaudited.
Refer to the notes to financial statements.

19	American Funds College Target Date Series

Notes to financial statementsunaudited
1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2042 Fund (“College 2042 Fund”), American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund, with the exception of College Enrollment Fund, will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. College Enrollment Fund’s investment objective is to provide current income, consistent with preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.
Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*
Class 529-T shares are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds College Target Date Series	20

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2026, all of the investment securities held by each fund were classified as Level 1.

21	American Funds College Target Date Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

American Funds College Target Date Series	22

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

23	American Funds College Target Date Series

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, none of the funds had a liability for any unrecognized tax benefits.  Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase, deferred expenses, and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

American Funds College Target Date Series	24

Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College Enrollment Fund
As of October 31, 2025
Undistributed ordinary income	$1,902	$15,266	$52,508	$85,732	$117,364	$103,846	$105,602
Undistributed long-term capital gains	11,527	83,111	157,456	176,973	107,194	66,948	—
Capital loss carryforward*	—	—	—	—	—	—	(126,064)
Capital loss carryforward utilized	—	—	—	—	—	—	32,997
As of April 30, 2026
Gross unrealized appreciation on investments	67,244	331,668	448,550	390,969	309,414	108,629	74,953
Gross unrealized depreciation on investments	(76)	(3,200)	(20,734)	(89,061)	(188,292)	(176,352)	(252,306)
Net unrealized appreciation (depreciation) on investments	67,168	328,468	427,816	301,908	121,122	(67,723)	(177,353)
Cost of investments	741,911	1,819,360	3,363,374	4,240,584	5,102,531	4,066,777	3,373,883
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
College 2042 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$3,604	$7,521	$11,125	$706	$164	$870
Class 529-C	284	1,000	1,284	50	19	69
Class 529-E	54	130	184	13	3	16
Class 529-T	— †	— †	— †	— †	— †	— †
Class 529-F-1	— †	— †	— †	— †	— †	— †
Class 529-F-2	1,684	2,879	4,563	321	63	384
Class 529-F-3	— †	— †	— †	— †	— †	— †
Total	$5,626	$11,530	$17,156	$1,090	$249	$1,339
College 2039 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$18,775	$57,455	$76,230	$11,069	$16,350	$27,419
Class 529-C	1,287	6,911	8,198	692	1,970	2,662
Class 529-E	333	1,165	1,498	188	322	510
Class 529-T	— †	1	1	— †	— †	— †
Class 529-F-1	— †	— †	— †	— †	— †	— †
Class 529-F-2	6,699	17,579	24,278	4,021	4,902	8,923
Class 529-F-3	6	17	23	5	6	11
Total	$27,100	$83,128	$110,228	$15,975	$23,550	$39,525
Refer to the end of the table(s) for footnote(s).

25	American Funds College Target Date Series

College 2036 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$58,229	$121,313	$179,542	$41,919	$65,443	$107,362
Class 529-C	1,535	5,058	6,593	1,403	3,519	4,922
Class 529-E	1,479	3,394	4,873	1,070	1,856	2,926
Class 529-T	1	1	2	1	— †	1
Class 529-F-1	— †	1	1	— †	1	1
Class 529-F-2	14,810	27,707	42,517	10,365	14,352	24,717
Class 529-F-3	— †	1	1	— †	— †	— †
Total	$76,054	$157,475	$233,529	$54,758	$85,171	$139,929
College 2033 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$94,714	$141,719	$236,433	$75,882	$26,935	$102,817
Class 529-C	1,901	3,789	5,690	1,584	790	2,374
Class 529-E	2,471	4,001	6,472	2,039	786	2,825
Class 529-T	1	1	2	1	— †	1
Class 529-F-1	— †	1	1	— †	— †	— †
Class 529-F-2	20,069	27,494	47,563	14,544	4,708	19,252
Class 529-F-3	5	6	11	4	2	6
Total	$119,161	$177,011	$296,172	$94,054	$33,221	$127,275
College 2030 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$124,907	$85,952	$210,859	$109,560	$19,256	$128,816
Class 529-C	3,385	2,974	6,359	3,002	684	3,686
Class 529-E	3,492	2,577	6,069	3,143	592	3,735
Class 529-T	1	1	2	1	— †	1
Class 529-F-1	— †	— †	— †	— †	— †	— †
Class 529-F-2	24,664	15,696	40,360	19,588	3,181	22,769
Class 529-F-3	8	5	13	10	2	12
Total	$156,457	$107,205	$263,662	$135,304	$23,715	$159,019
College 2027 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$100,261	$51,517	$151,778	$96,518	$3,431	$99,949
Class 529-C	4,690	3,059	7,749	4,592	205	4,797
Class 529-E	3,042	1,679	4,721	3,022	114	3,136
Class 529-T	1	— †	1	1	— †	1
Class 529-F-1	— †	— †	— †	— †	— †	— †
Class 529-F-2	22,493	10,719	33,212	19,829	656	20,485
Class 529-F-3	— †	— †	— †	— †	— †	— †
Total	$130,487	$66,974	$197,461	$123,962	$4,406	$128,368
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	26

College Enrollment Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$98,789	$—	$98,789	$100,099	$—	$100,099
Class 529-C	3,937	—	3,937	4,796	—	4,796
Class 529-E	3,145	—	3,145	3,418	—	3,418
Class 529-T	— †	—	— †	— †	—	— †
Class 529-F-1	— †	—	— †	— †	—	— †
Class 529-F-2	21,518	—	21,518	20,238	—	20,238
Class 529-F-3	6	—	6	6	—	6
Total	$127,395	$—	$127,395	$128,557	$—	$128,557
†
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50
For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2026, unreimbursed expenses subject to reimbursement totaled $165,000 for College 2042 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

27	American Funds College Target Date Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
529 plan services — Each 529 share class of each fund is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to any of the funds.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2026, the 529 plan services fees were $5,821,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class of each fund.
For the six months ended April 30, 2026, the class-specific expenses of each fund under these agreements described in this section were as follows (dollars in thousands):
College 2042 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$627	$198	$107
Class 529-C	288	27	15
Class 529-E	19	2	2
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	51	41
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$934	$278	$165
College 2039 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$1,657	$633	$345
Class 529-C	792	74	41
Class 529-E	67	9	7
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	141	107
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$2,516	$857	$500
College 2036 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$3,353	$1,287	$702
Class 529-C	540	50	28
Class 529-E	189	25	20
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	214	161
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$4,082	$1,576	$911
Refer to the end of the table(s) for footnote(s).
College 2033 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$4,248	$1,623	$886
Class 529-C	458	43	23
Class 529-E	241	32	25
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	231	174
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$4,947	$1,929	$1,108

American Funds College Target Date Series	28

College 2030 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$4,864	$1,889	$1,031
Class 529-C	698	65	36
Class 529-E	297	40	31
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	254	190
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$5,859	$2,248	$1,288
College 2027 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$3,611	$1,414	$772
Class 529-C	889	84	46
Class 529-E	243	33	25
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	217	162
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$4,743	$1,748	$1,005
College Enrollment Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$3,053	$1,197	$655
Class 529-C	667	62	34
Class 529-E	216	30	22
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	182	133
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$3,936	$1,471	$844
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
College 2042 Fund	$2	$— *	$2
College 2039 Fund	5	— *	5
College 2036 Fund	8	— *	8
College 2033 Fund	10	— *	10
College 2030 Fund	12	— *	12
College 2027 Fund	10	— *	10
College Enrollment Fund	8	— *	8
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.

29	American Funds College Target Date Series

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales (excluding in-kind transactions, if any) of investment securities of affiliated issuers during the six months ended April 30, 2026, as follows (dollars in thousands):
	Purchases	Sales
College 2042 Fund	$287,836	$—
College 2039 Fund	342,153	36,348
College 2036 Fund	487,522	112,887
College 2033 Fund	579,528	198,028
College 2030 Fund	592,273	218,356
College 2027 Fund	478,190	337,554
College Enrollment Fund	92,149	377,237
9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
College 2042 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class 529-A	$174,256	13,484	$11,125	870	$(12,807)	(993)	$172,574	13,361
Class 529-C	30,238	2,361	1,284	101	(1,606)	(126)	29,916	2,336
Class 529-E	3,627	281	183	14	(92)	(7)	3,718	288
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	61,490	4,749	4,563	356	(3,055)	(235)	62,998	4,870
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$269,611	20,875	$17,155	1,341	$(17,560)	(1,361)	$269,206	20,855
Year ended October 31, 2025
Class 529-A	$228,478	19,826	$870	79	$(13,508)	(1,162)	$215,840	18,743
Class 529-C	27,937	2,434	69	6	(1,126)	(97)	26,880	2,343
Class 529-E	4,057	355	17	1	(311)	(27)	3,763	329
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	82,637	7,172	384	35	(4,012)	(349)	79,009	6,858
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$343,109	29,787	$1,340	121	$(18,957)	(1,635)	$325,492	28,273
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	30

College 2039 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class 529-A	$171,512	13,109	$76,226	5,932	$(33,518)	(2,566)	$214,220	16,475
Class 529-C	19,622	1,514	8,196	645	(6,032)	(465)	21,786	1,694
Class 529-E	3,411	261	1,498	117	(1,809)	(138)	3,100	240
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	55,361	4,208	24,271	1,880	(10,710)	(816)	68,922	5,272
Class 529-F-3	2	— †	23	2	—	—	25	2
Total net increase (decrease)	$249,908	19,092	$110,216	8,576	$(52,069)	(3,985)	$308,055	23,683
Year ended October 31, 2025
Class 529-A	$276,659	23,007	$27,416	2,376	$(57,866)	(4,799)	$246,209	20,584
Class 529-C	31,675	2,667	2,662	233	(5,660)	(468)	28,677	2,432
Class 529-E	6,646	553	509	45	(1,688)	(141)	5,467	457
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	94,617	7,833	8,924	770	(20,333)	(1,676)	83,208	6,927
Class 529-F-3	—	—	11	1	—	—	11	1
Total net increase (decrease)	$409,597	34,060	$39,522	3,425	$(85,547)	(7,084)	$363,572	30,401
College 2036 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class 529-A	$236,246	16,785	$179,502	13,065	$(74,871)	(5,329)	$340,877	24,521
Class 529-C	15,187	1,097	6,589	485	(30,507)	(2,187)	(8,731)	(605)
Class 529-E	5,458	388	4,872	355	(2,292)	(162)	8,038	581
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	66,223	4,718	42,515	3,099	(19,838)	(1,414)	88,900	6,403
Class 529-F-3	—	—	1	— †	—	—	1	— †
Total net increase (decrease)	$323,114	22,988	$233,481	17,004	$(127,508)	(9,092)	$429,087	30,900
Year ended October 31, 2025
Class 529-A	$382,542	28,766	$107,342	8,452	$(131,519)	(9,890)	$358,365	27,328
Class 529-C	17,780	1,362	4,923	392	(29,464)	(2,234)	(6,761)	(480)
Class 529-E	10,176	769	2,926	232	(4,486)	(338)	8,616	663
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	115,421	8,694	24,717	1,949	(35,389)	(2,659)	104,749	7,984
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$525,919	39,591	$139,910	11,025	$(200,858)	(15,121)	$464,971	35,495
Refer to the end of the table(s) for footnote(s).

31	American Funds College Target Date Series

College 2033 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class 529-A	$229,177	16,929	$236,403	17,923	$(100,082)	(7,397)	$365,498	27,455
Class 529-C	17,338	1,294	5,684	435	(12,159)	(904)	10,863	825
Class 529-E	6,209	461	6,472	494	(3,035)	(224)	9,646	731
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	67,370	4,978	47,524	3,608	(20,195)	(1,491)	94,699	7,095
Class 529-F-3	—	—	10	1	— †	— †	10	1
Total net increase (decrease)	$320,094	23,662	$296,095	22,461	$(135,471)	(10,016)	$480,718	36,107
Year ended October 31, 2025
Class 529-A	$410,749	31,508	$102,789	8,249	$(194,246)	(14,875)	$319,292	24,882
Class 529-C	21,332	1,650	2,372	192	(25,447)	(1,980)	(1,743)	(138)
Class 529-E	9,807	758	2,825	228	(6,945)	(533)	5,687	453
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	134,959	10,356	19,223	1,546	(33,984)	(2,602)	120,198	9,300
Class 529-F-3	77	6	6	— †	(43)	(3)	40	3
Total net increase (decrease)	$576,924	44,278	$127,216	10,215	$(260,665)	(19,993)	$443,475	34,500
College 2030 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class 529-A	$265,858	18,909	$210,745	15,305	$(141,224)	(10,052)	$335,379	24,162
Class 529-C	29,787	2,151	6,356	467	(17,088)	(1,229)	19,055	1,389
Class 529-E	7,630	548	6,069	445	(4,634)	(333)	9,065	660
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	77,655	5,530	40,356	2,937	(30,287)	(2,149)	87,724	6,318
Class 529-F-3	3	— †	13	1	(78)	(5)	(62)	(4)
Total net increase (decrease)	$380,933	27,138	$263,541	19,155	$(193,311)	(13,768)	$451,163	32,525
Year ended October 31, 2025
Class 529-A	$472,855	34,723	$128,796	9,885	$(280,699)	(20,573)	$320,952	24,035
Class 529-C	37,508	2,791	3,685	285	(36,128)	(2,699)	5,065	377
Class 529-E	14,574	1,080	3,735	289	(13,205)	(978)	5,104	391
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	157,583	11,563	22,769	1,750	(53,949)	(3,949)	126,403	9,364
Class 529-F-3	6	1	12	1	(158)	(12)	(140)	(10)
Total net increase (decrease)	$682,526	50,158	$158,998	12,210	$(384,139)	(28,211)	$457,385	34,157
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	32

College 2027 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class 529-A	$205,357	16,400	$151,730	12,366	$(203,190)	(16,258)	$153,897	12,508
Class 529-C	32,202	2,610	7,749	638	(25,644)	(2,076)	14,307	1,172
Class 529-E	6,431	519	4,720	388	(7,620)	(613)	3,531	294
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	66,485	5,320	33,205	2,713	(43,645)	(3,484)	56,045	4,549
Class 529-F-3	—	—	1	— †	—	—	1	— †
Total net increase (decrease)	$310,475	24,849	$197,407	16,105	$(280,099)	(22,431)	$227,783	18,523
Year ended October 31, 2025
Class 529-A	$430,087	34,932	$99,916	8,439	$(382,855)	(31,023)	$147,148	12,348
Class 529-C	52,813	4,347	4,793	408	(51,094)	(4,210)	6,512	545
Class 529-E	16,293	1,337	3,135	267	(16,367)	(1,336)	3,061	268
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	144,576	11,740	20,475	1,732	(77,641)	(6,287)	87,410	7,185
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$643,769	52,356	$128,320	10,846	$(527,957)	(42,856)	$244,132	20,346
College Enrollment Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class 529-A	$168,352	17,335	$98,740	10,318	$(450,725)	(46,406)	$(183,633)	(18,753)
Class 529-C	16,858	1,715	3,935	405	(46,356)	(4,712)	(25,563)	(2,592)
Class 529-E	6,453	663	3,144	328	(18,011)	(1,856)	(8,414)	(865)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	46,740	4,820	21,491	2,253	(92,182)	(9,504)	(23,951)	(2,431)
Class 529-F-3	—	—	6	1	(10)	(1)	(4)	— †
Total net increase (decrease)	$238,403	24,533	$127,317	13,305	$(607,284)	(62,479)	$(241,564)	(24,641)
Year ended October 31, 2025
Class 529-A	$398,773	41,803	$99,995	10,845	$(997,333)	(104,559)	$(498,565)	(51,911)
Class 529-C	43,210	4,489	4,789	512	(106,830)	(11,101)	(58,831)	(6,100)
Class 529-E	14,057	1,480	3,411	370	(44,266)	(4,650)	(26,798)	(2,800)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	119,997	12,600	20,230	2,199	(193,504)	(20,290)	(53,277)	(5,491)
Class 529-F-3	—	—	6	1	(22)	(2)	(16)	(1)
Total net increase (decrease)	$576,037	60,372	$128,431	13,927	$(1,341,955)	(140,602)	$(637,487)	(66,303)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

33	American Funds College Target Date Series

Financial highlights
College 2042 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Net effective expense ratio[4]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[5,6]	$12.93	$.09	$.82	$.91	$(.11 )	$(.27 )	$(.38 )	$13.46	7.21%[7]	$527	.47%[8]	.85%[8]	1.44%[8]
10/31/2025	10.81	.09	2.12	2.21	(.07 )	(.02 )	(.09 )	12.93	20.58	333.47		.85	.77
10/31/2024[5,9]	10.00	.03	.78	.81	—	—	—	10.81	8.10 [7]	76	.47 [8]	.86 [8]	.49 [8]
Class 529-C:
4/30/2026[5,6]	12.81	.04	.82	.86	(.06 )	(.27 )	(.33 )	13.34	6.85 [7]	74	1.17 [8]	1.55 [8]	.68 [8]
10/31/2025	10.76	.01	2.10	2.11	(.04 )	(.02 )	(.06 )	12.81	19.72	41	1.17	1.55	.05
10/31/2024[5,9]	10.00	(.01 )	.77	.76	—	—	—	10.76	7.60 [7]	9	1.17 [8]	1.56 [8]	(.23 )[8]
Class 529-E:
4/30/2026[5,6]	12.90	.08	.83	.91	(.10 )	(.27 )	(.37 )	13.44	7.16 [7]	10	.64 [8]	1.02 [8]	1.19 [8]
10/31/2025	10.80	.07	2.12	2.19	(.07 )	(.02 )	(.09 )	12.90	20.38	6.63		1.01	.60
10/31/2024[5,9]	10.00	.02	.78	.80	—	—	—	10.80	8.00 [7]	2	.60 [8]	.99 [8]	.36 [8]
Class 529-T:
4/30/2026[5,6]	12.99	.12	.81	.93	(.13 )	(.27 )	(.40 )	13.52	7.32 [7,10]	— [11]	.17 [8,10]	.55 [8,10]	1.85 [8,10]
10/31/2025	10.83	.14	2.11	2.25	(.07 )	(.02 )	(.09 )	12.99	20.93 [10]	— [11]	.18 [10]	.56 [10]	1.24 [10]
10/31/2024[5,9]	10.00	.05	.78	.83	—	—	—	10.83	8.30 [7,10]	— [11]	.18 [8,10]	.57 [8,10]	.71 [8,10]
Class 529-F-1:
4/30/2026[5,6]	12.98	.12	.82	.94	(.13 )	(.27 )	(.40 )	13.52	7.38 [7,10]	— [11]	.19 [8,10]	.57 [8,10]	1.83 [8,10]
10/31/2025	10.82	.14	2.11	2.25	(.07 )	(.02 )	(.09 )	12.98	20.92 [10]	— [11]	.21 [10]	.59 [10]	1.21 [10]
10/31/2024[5,9]	10.00	.04	.78	.82	—	—	—	10.82	8.20 [7,10]	— [11]	.22 [8,10]	.61 [8,10]	.68 [8,10]
Class 529-F-2:
4/30/2026[5,6]	12.98	.11	.83	.94	(.14 )	(.27 )	(.41 )	13.51	7.40 [7]	198	.14 [8]	.52 [8]	1.78 [8]
10/31/2025	10.83	.13	2.12	2.25	(.08 )	(.02 )	(.10 )	12.98	20.96	127.13		.51	1.10
10/31/2024[5,9]	10.00	.06	.77	.83	—	—	—	10.83	8.30 [7]	32	.11 [8]	.50 [8]	.85 [8]
Class 529-F-3:
4/30/2026[5,6]	13.00	.12	.82	.94	(.14 )	(.27 )	(.41 )	13.53	7.40 [7]	— [11]	.09 [8]	.47 [8]	1.93 [8]
10/31/2025	10.83	.15	2.12	2.27	(.08 )	(.02 )	(.10 )	13.00	21.13	— [11]	.09	.47	1.33
10/31/2024[5,9]	10.00	.05	.78	.83	—	—	—	10.83	8.30 [7]	— [11]	.08 [8]	.47 [8]	.82 [8]
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	34

Financial highlights (continued)
College 2039 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[5,6]	$13.41	$.13	$.67	$.80	$(.19 )	$(.59 )	$(.78 )	$13.43	6.27%[7]	$1,486	.41%[8]	.41%[8]	.77%[8]	2.06%[8]
10/31/2025	11.64	.19	1.93	2.12	(.14 )	(.21 )	(.35 )	13.41	18.77	1,263.42		.42	.78	1.55
10/31/2024	9.03	.15	2.63	2.78	(.12 )	(.05 )	(.17 )	11.64	31.02	857.47		.47	.84	1.36
10/31/2023	8.46	.10	.68	.78	(.07 )	(.14 )	(.21 )	9.03	9.44	444.49		.49	.87	1.05
10/31/2022	11.04	.07	(2.60)	(2.53)	(.04 )	(.01 )	(.05 )	8.46	(23.02)	202.48		.48	.85	.78
10/31/2021[5,13]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40 [7]	53	.47 [8]	.47 [8]	.87 [8]	.45 [8]
Class 529-C:
4/30/2026[5,6]	13.20	.08	.66	.74	(.11 )	(.59 )	(.70 )	13.24	5.85 [7]	171	1.16 [8]	1.16 [8]	1.52 [8]	1.31 [8]
10/31/2025	11.48	.10	1.90	2.00	(.07 )	(.21 )	(.28 )	13.20	17.87	148	1.17	1.17	1.53	.80
10/31/2024	8.93	.07	2.60	2.67	(.07 )	(.05 )	(.12 )	11.48	30.10	101	1.18	1.18	1.55	.62
10/31/2023	8.39	.03	.68	.71	(.03 )	(.14 )	(.17 )	8.93	8.66	48	1.19	1.19	1.57	.33
10/31/2022	11.01	.01	(2.59)	(2.58)	(.03 )	(.01 )	(.04 )	8.39	(23.55)	19	1.18	1.18	1.55	.06
10/31/2021[5,13]	10.00	(.02 )	1.03	1.01	—	—	—	11.01	10.10 [7]	4	1.16 [8]	1.16 [8]	1.56 [8]	(.35 )[8]
Class 529-E:
4/30/2026[5,6]	13.36	.12	.67	.79	(.17 )	(.59 )	(.76 )	13.39	6.17 [7]	29	.63 [8]	.63 [8]	.99 [8]	1.85 [8]
10/31/2025	11.60	.16	1.93	2.09	(.12 )	(.21 )	(.33 )	13.36	18.54	26.64		.64	1.00	1.32
10/31/2024	9.01	.13	2.62	2.75	(.11 )	(.05 )	(.16 )	11.60	30.73	17.64		.64	1.01	1.18
10/31/2023	8.45	.08	.68	.76	(.06 )	(.14 )	(.20 )	9.01	9.23	9.65		.65	1.03	.89
10/31/2022	11.04	.06	(2.60)	(2.54)	(.04 )	(.01 )	(.05 )	8.45	(23.16)	4.64		.64	1.01	.61
10/31/2021[5,13]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40 [7]	1	.60 [8]	.60 [8]	1.00 [8]	.35 [8]
Class 529-T:
4/30/2026[5,6]	13.51	.15	.68	.83	(.22 )	(.59 )	(.81 )	13.53	6.44 [7,10]	— [11]	.16 [8,10]	.16 [8,10]	.52 [8,10]	2.33 [8,10]
10/31/2025	11.72	.22	1.95	2.17	(.17 )	(.21 )	(.38 )	13.51	19.05 [10]	— [11]	.17 [10]	.17 [10]	.53 [10]	1.83 [10]
10/31/2024	9.09	.19	2.63	2.82	(.14 )	(.05 )	(.19 )	11.72	31.28 [10]	— [11]	.19 [10]	.19 [10]	.56 [10]	1.72 [10]
10/31/2023	8.50	.13	.69	.82	(.09 )	(.14 )	(.23 )	9.09	9.81 [10]	— [11]	.18 [10]	.18 [10]	.56 [10]	1.44 [10]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04 )	(.01 )	(.05 )	8.50	(22.74)[10]	— [11]	.17 [10]	.17 [10]	.54 [10]	1.19 [10]
10/31/2021[5,13]	10.00	.05	1.00	1.05	—	—	—	11.05	10.50 [7,10]	— [11]	.21 [8,10]	.20 [8,10]	.60 [8,10]	.72 [8,10]
Class 529-F-1:
4/30/2026[5,6]	13.51	.15	.68	.83	(.22 )	(.59 )	(.81 )	13.53	6.41 [7,10]	— [11]	.18 [8,10]	.18 [8,10]	.54 [8,10]	2.31 [8,10]
10/31/2025	11.72	.22	1.94	2.16	(.16 )	(.21 )	(.37 )	13.51	19.01 [10]	— [11]	.20 [10]	.20 [10]	.56 [10]	1.80 [10]
10/31/2024	9.09	.18	2.63	2.81	(.13 )	(.05 )	(.18 )	11.72	31.26 [10]	— [11]	.22 [10]	.22 [10]	.59 [10]	1.69 [10]
10/31/2023	8.50	.13	.68	.81	(.08 )	(.14 )	(.22 )	9.09	9.77 [10]	— [11]	.22 [10]	.20 [10]	.58 [10]	1.42 [10]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04 )	(.01 )	(.05 )	8.50	(22.78)[10]	— [11]	.21 [10]	.21 [10]	.58 [10]	1.15 [10]
10/31/2021[5,13]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50 [7,10]	— [11]	.28 [8,10]	.27 [8,10]	.67 [8,10]	.65 [8,10]
Class 529-F-2:
4/30/2026[5,6]	13.49	.15	.67	.82	(.22 )	(.59 )	(.81 )	13.50	6.41 [7]	461	.13 [8]	.13 [8]	.49 [8]	2.33 [8]
10/31/2025	11.71	.22	1.94	2.16	(.17 )	(.21 )	(.38 )	13.49	19.05	389.14		.14	.50	1.83
10/31/2024	9.08	.18	2.64	2.82	(.14 )	(.05 )	(.19 )	11.71	31.39	256.15		.15	.52	1.67
10/31/2023	8.50	.13	.68	.81	(.09 )	(.14 )	(.23 )	9.08	9.77	128.15		.15	.53	1.38
10/31/2022	11.06	.10	(2.60)	(2.50)	(.05 )	(.01 )	(.06 )	8.50	(22.73)	54.15		.15	.52	1.11
10/31/2021[5,13]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60 [7]	11	.16 [8]	.16 [8]	.56 [8]	.72 [8]
Class 529-F-3:
4/30/2026[5,6]	13.52	.16	.67	.83	(.23 )	(.59 )	(.82 )	13.53	6.44 [7]	— [11]	.08 [8]	.08 [8]	.44 [8]	2.41 [8]
10/31/2025	11.73	.23	1.95	2.18	(.18 )	(.21 )	(.39 )	13.52	19.16	— [11]	.07	.07	.43	1.92
10/31/2024	9.09	.20	2.64	2.84	(.15 )	(.05 )	(.20 )	11.73	31.54	— [11]	.07	.07	.44	1.83
10/31/2023	8.51	.14	.67	.81	(.09 )	(.14 )	(.23 )	9.09	9.79	— [11]	.07	.07	.45	1.45
10/31/2022	11.06	.12	(2.61)	(2.49)	(.05 )	(.01 )	(.06 )	8.51	(22.65)	— [11]	.07	.07	.44	1.29
10/31/2021[5,13]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60 [7]	— [11]	.07 [8]	.07 [8]	.47 [8]	.84 [8]
Refer to the end of the table(s) for footnote(s).

35	American Funds College Target Date Series

Financial highlights (continued)
College 2036 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[5,6]	$14.49	$.19	$.52	$.71	$(.31 )	$(.66 )	$(.97 )	$14.23	5.16%[7]	$2,927	.40%[8]	.40%[8]	.72%[8]	2.71%[8]
10/31/2025	13.18	.31	1.68	1.99	(.26 )	(.42 )	(.68 )	14.49	15.85	2,624.41		.41	.74	2.35
10/31/2024	10.48	.27	2.63	2.90	(.20 )	—	(.20 )	13.18	27.98	2,026.42		.42	.76	2.20
10/31/2023	10.14	.18	.63	.81	(.14 )	(.33 )	(.47 )	10.48	8.18	1,386.44		.44	.79	1.69
10/31/2022	13.77	.13	(2.76)	(2.63)	(.10 )	(.90 )	(1.00)	10.14	(20.54)	1,073.43		.43	.78	1.18
10/31/2021	11.22	.11	2.97	3.08	(.14 )	(.39 )	(.53 )	13.77	28.16	1,061.44		.44	.81	.83
Class 529-C:
4/30/2026[5,6]	14.23	.13	.53	.66	(.20 )	(.66 )	(.86 )	14.03	4.82 [7]	104	1.16 [8]	1.16 [8]	1.48 [8]	1.95 [8]
10/31/2025	12.95	.21	1.65	1.86	(.16 )	(.42 )	(.58 )	14.23	14.98	115	1.16	1.16	1.49	1.60
10/31/2024	10.31	.18	2.58	2.76	(.12 )	—	(.12 )	12.95	26.93	111	1.17	1.17	1.51	1.47
10/31/2023	9.97	.10	.63	.73	(.06 )	(.33 )	(.39 )	10.31	7.48	91	1.19	1.19	1.54	.94
10/31/2022	13.58	.05	(2.73)	(2.68)	(.03 )	(.90 )	(.93 )	9.97	(21.17)	80	1.18	1.18	1.53	.43
10/31/2021	11.10	.01	2.95	2.96	(.09 )	(.39 )	(.48 )	13.58	27.22	85	1.17	1.17	1.54	.09
Class 529-E:
4/30/2026[5,6]	14.42	.17	.53	.70	(.28 )	(.66 )	(.94 )	14.18	5.11 [7]	81	.63 [8]	.63 [8]	.95 [8]	2.48 [8]
10/31/2025	13.12	.28	1.68	1.96	(.24 )	(.42 )	(.66 )	14.42	15.61	73.63		.63	.96	2.12
10/31/2024	10.45	.24	2.61	2.85	(.18 )	—	(.18 )	13.12	27.54	58.64		.64	.98	1.98
10/31/2023	10.11	.16	.63	.79	(.12 )	(.33 )	(.45 )	10.45	7.98	39.65		.65	1.00	1.48
10/31/2022	13.73	.11	(2.75)	(2.64)	(.08 )	(.90 )	(.98 )	10.11	(20.66)	30.64		.64	.99	.96
10/31/2021	11.20	.08	2.96	3.04	(.12 )	(.39 )	(.51 )	13.73	27.82	29.64		.64	1.01	.62
Class 529-T:
4/30/2026[5,6]	14.64	.21	.53	.74	(.34 )	(.66 )	(1.00)	14.38	5.32 [7,10]	— [11]	.16 [8,10]	.16 [8,10]	.48 [8,10]	2.96 [8,10]
10/31/2025	13.31	.35	1.69	2.04	(.29 )	(.42 )	(.71 )	14.64	16.10 [10]	— [11]	.17 [10]	.17 [10]	.50 [10]	2.60 [10]
10/31/2024	10.59	.31	2.64	2.95	(.23 )	—	(.23 )	13.31	28.20 [10]	— [11]	.17 [10]	.17 [10]	.51 [10]	2.47 [10]
10/31/2023	10.23	.22	.63	.85	(.16 )	(.33 )	(.49 )	10.59	8.56 [10]	— [11]	.13 [10]	.13 [10]	.48 [10]	2.00 [10]
10/31/2022	13.87	.17	(2.78)	(2.61)	(.13 )	(.90 )	(1.03)	10.23	(20.31)[10]	— [11]	.17 [10]	.17 [10]	.52 [10]	1.44 [10]
10/31/2021	11.29	.14	2.99	3.13	(.16 )	(.39 )	(.55 )	13.87	28.42 [10]	— [11]	.20 [10]	.20 [10]	.57 [10]	1.08 [10]
Class 529-F-1:
4/30/2026[5,6]	14.61	.21	.53	.74	(.34 )	(.66 )	(1.00)	14.35	5.31 [7,10]	— [11]	.18 [8,10]	.18 [8,10]	.50 [8,10]	2.94 [8,10]
10/31/2025	13.28	.35	1.69	2.04	(.29 )	(.42 )	(.71 )	14.61	16.10 [10]	— [11]	.20 [10]	.20 [10]	.53 [10]	2.57 [10]
10/31/2024	10.57	.30	2.64	2.94	(.23 )	—	(.23 )	13.28	28.11 [10]	— [11]	.21 [10]	.20 [10]	.54 [10]	2.45 [10]
10/31/2023	10.21	.21	.64	.85	(.16 )	(.33 )	(.49 )	10.57	8.54 [10]	— [11]	.20 [10]	.17 [10]	.52 [10]	1.96 [10]
10/31/2022	13.85	.16	(2.78)	(2.62)	(.12 )	(.90 )	(1.02)	10.21	(20.38)[10]	— [11]	.21 [10]	.21 [10]	.56 [10]	1.40 [10]
10/31/2021	11.28	.13	2.99	3.12	(.16 )	(.39 )	(.55 )	13.85	28.39 [10]	— [11]	.24 [10]	.24 [10]	.61 [10]	.99 [10]
Class 529-F-2:
4/30/2026[5,6]	14.50	.21	.53	.74	(.35 )	(.66 )	(1.01)	14.23	5.35 [7]	678	.13 [8]	.13 [8]	.45 [8]	2.98 [8]
10/31/2025	13.18	.35	1.69	2.04	(.30 )	(.42 )	(.72 )	14.50	16.23	599.13		.13	.46	2.62
10/31/2024	10.49	.31	2.62	2.93	(.24 )	—	(.24 )	13.18	28.19	439.14		.14	.48	2.47
10/31/2023	10.14	.21	.63	.84	(.16 )	(.33 )	(.49 )	10.49	8.59	274.14		.14	.49	1.99
10/31/2022	13.77	.16	(2.75)	(2.59)	(.14 )	(.90 )	(1.04)	10.14	(20.34)	196.15		.15	.50	1.45
10/31/2021	11.22	.14	2.97	3.11	(.17 )	(.39 )	(.56 )	13.77	28.44	176.17		.17	.54	1.09
Class 529-F-3:
4/30/2026[5,6]	14.71	.22	.54	.76	(.36 )	(.66 )	(1.02)	14.45	5.39 [7]	— [11]	.08 [8]	.08 [8]	.40 [8]	3.04 [8]
10/31/2025	13.37	.36	1.70	2.06	(.30 )	(.42 )	(.72 )	14.71	16.21	— [11]	.08	.08	.41	2.69
10/31/2024	10.62	.30	2.68	2.98	(.23 )	—	(.23 )	13.37	28.33	— [11]	.08	.08	.42	2.43
10/31/2023	10.15	.22	.63	.85	(.05 )	(.33 )	(.38 )	10.62	8.59	— [11]	.08	.08	.43	2.06
10/31/2022	13.77	.19	(2.77)	(2.58)	(.14 )	(.90 )	(1.04)	10.15	(20.23)	— [11]	.07	.07	.42	1.56
10/31/2021	11.22	.16	2.96	3.12	(.18 )	(.39 )	(.57 )	13.77	28.56	2.07		.07	.44	1.23
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	36

Financial highlights (continued)
College 2033 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[5,6]	$13.96	$.22	$.35	$.57	$(.39 )	$(.58 )	$(.97 )	$13.56	4.31%[7]	$3,623	.40%[8]	.40%[8]	.69%[8]	3.33%[8]
10/31/2025	12.87	.39	1.17	1.56	(.34 )	(.13 )	(.47 )	13.96	12.58	3,345.41		.41	.71	2.96
10/31/2024	10.73	.35	2.07	2.42	(.28 )	—	(.28 )	12.87	22.87	2,765.42		.42	.72	2.89
10/31/2023	10.64	.27	.30	.57	(.20 )	(.28 )	(.48 )	10.73	5.43	2,061.43		.43	.73	2.46
10/31/2022	14.34	.19	(2.40)	(2.21)	(.15 )	(1.34)	(1.49)	10.64	(17.23)	1,748.42		.42	.73	1.57
10/31/2021	12.44	.15	2.54	2.69	(.23 )	(.56 )	(.79 )	14.34	22.35	1,840.42		.42	.75	1.07
Class 529-C:
4/30/2026[5,6]	13.77	.17	.34	.51	(.29 )	(.58 )	(.87 )	13.41	3.92 [7]	96	1.16 [8]	1.16 [8]	1.45 [8]	2.55 [8]
10/31/2025	12.69	.29	1.16	1.45	(.24 )	(.13 )	(.37 )	13.77	11.77	88	1.16	1.16	1.46	2.21
10/31/2024	10.58	.26	2.04	2.30	(.19 )	—	(.19 )	12.69	21.95	82	1.17	1.17	1.47	2.16
10/31/2023	10.48	.18	.31	.49	(.11 )	(.28 )	(.39 )	10.58	4.67	75	1.19	1.19	1.49	1.69
10/31/2022	14.13	.09	(2.37)	(2.28)	(.03 )	(1.34)	(1.37)	10.48	(17.86)	79	1.17	1.17	1.48	.80
10/31/2021	12.27	.04	2.51	2.55	(.13 )	(.56 )	(.69 )	14.13	21.36	108	1.17	1.17	1.50	.32
Class 529-E:
4/30/2026[5,6]	13.85	.21	.34	.55	(.36 )	(.58 )	(.94 )	13.46	4.19 [7]	101	.63 [8]	.63 [8]	.92 [8]	3.10 [8]
10/31/2025	12.78	.35	1.17	1.52	(.32 )	(.13 )	(.45 )	13.85	12.26	94.63		.63	.93	2.73
10/31/2024	10.65	.32	2.07	2.39	(.26 )	—	(.26 )	12.78	22.70	81.64		.64	.94	2.67
10/31/2023	10.57	.24	.30	.54	(.18 )	(.28 )	(.46 )	10.65	5.14	62.65		.65	.95	2.24
10/31/2022	14.25	.16	(2.38)	(2.22)	(.12 )	(1.34)	(1.46)	10.57	(17.38)	54.64		.64	.95	1.35
10/31/2021	12.37	.12	2.53	2.65	(.21 )	(.56 )	(.77 )	14.25	22.07	57.63		.63	.96	.85
Class 529-T:
4/30/2026[5,6]	14.03	.24	.36	.60	(.42 )	(.58 )	(1.00)	13.63	4.52 [7,10]	— [11]	.16 [8,10]	.16 [8,10]	.45 [8,10]	3.58 [8,10]
10/31/2025	12.94	.42	1.17	1.59	(.37 )	(.13 )	(.50 )	14.03	12.75 [10]	— [11]	.17 [10]	.17 [10]	.47 [10]	3.20 [10]
10/31/2024	10.78	.38	2.10	2.48	(.32 )	—	(.32 )	12.94	23.30 [10]	— [11]	.18 [10]	.18 [10]	.48 [10]	3.14 [10]
10/31/2023	10.69	.31	.29	.60	(.23 )	(.28 )	(.51 )	10.78	5.67 [10]	— [11]	.11 [10]	.11 [10]	.41 [10]	2.77 [10]
10/31/2022	14.39	.22	(2.41)	(2.19)	(.17 )	(1.34)	(1.51)	10.69	(17.00)[10]	— [11]	.17 [10]	.17 [10]	.48 [10]	1.82 [10]
10/31/2021	12.48	.17	2.56	2.73	(.26 )	(.56 )	(.82 )	14.39	22.56 [10]	— [11]	.21 [10]	.21 [10]	.54 [10]	1.27 [10]
Class 529-F-1:
4/30/2026[5,6]	14.05	.24	.36	.60	(.42 )	(.58 )	(1.00)	13.65	4.49 [7,10]	— [11]	.18 [8,10]	.18 [8,10]	.47 [8,10]	3.56 [8,10]
10/31/2025	12.95	.42	1.18	1.60	(.37 )	(.13 )	(.50 )	14.05	12.78 [10]	— [11]	.19 [10]	.19 [10]	.49 [10]	3.17 [10]
10/31/2024	10.79	.38	2.09	2.47	(.31 )	—	(.31 )	12.95	23.19 [10]	— [11]	.22 [10]	.21 [10]	.51 [10]	3.11 [10]
10/31/2023	10.70	.30	.29	.59	(.22 )	(.28 )	(.50 )	10.79	5.60 [10]	— [11]	.22 [10]	.19 [10]	.49 [10]	2.70 [10]
10/31/2022	14.40	.21	(2.40)	(2.19)	(.17 )	(1.34)	(1.51)	10.70	(17.04)[10]	— [11]	.22 [10]	.22 [10]	.53 [10]	1.77 [10]
10/31/2021	12.51	.17	2.56	2.73	(.28 )	(.56 )	(.84 )	14.40	22.52 [10]	— [11]	.25 [10]	.25 [10]	.58 [10]	1.22 [10]
Class 529-F-2:
4/30/2026[5,6]	13.97	.24	.35	.59	(.43 )	(.58 )	(1.01)	13.55	4.44 [7]	721	.13 [8]	.13 [8]	.42 [8]	3.60 [8]
10/31/2025	12.88	.42	1.18	1.60	(.38 )	(.13 )	(.51 )	13.97	12.87	644.13		.13	.43	3.22
10/31/2024	10.73	.38	2.08	2.46	(.31 )	—	(.31 )	12.88	23.30	474.14		.14	.44	3.16
10/31/2023	10.64	.30	.30	.60	(.23 )	(.28 )	(.51 )	10.73	5.74	318.14		.14	.44	2.75
10/31/2022	14.34	.22	(2.40)	(2.18)	(.18 )	(1.34)	(1.52)	10.64	(17.02)	242.14		.14	.45	1.85
10/31/2021	12.44	.18	2.54	2.72	(.26 )	(.56 )	(.82 )	14.34	22.62	229.17		.17	.50	1.31
Class 529-F-3:
4/30/2026[5,6]	13.99	.25	.34	.59	(.43 )	(.58 )	(1.01)	13.57	4.47 [7]	— [11]	.08 [8]	.08 [8]	.37 [8]	3.66 [8]
10/31/2025	12.88	.44	1.17	1.61	(.37 )	(.13 )	(.50 )	13.99	12.97	— [11]	.07	.07	.37	3.35
10/31/2024	10.73	.40	2.07	2.47	(.32 )	—	(.32 )	12.88	23.37	— [11]	.07	.07	.37	3.32
10/31/2023	10.64	.31	.30	.61	(.24 )	(.28 )	(.52 )	10.73	5.78	1.07		.07	.37	2.82
10/31/2022	14.34	.23	(2.40)	(2.17)	(.19 )	(1.34)	(1.53)	10.64	(16.96)	1.07		.07	.38	1.91
10/31/2021	12.44	.20	2.54	2.74	(.28 )	(.56 )	(.84 )	14.34	22.77	1.07		.07	.40	1.45
Refer to the end of the table(s) for footnote(s).

37	American Funds College Target Date Series

Financial highlights (continued)
College 2030 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[5,6]	$14.35	$.25	$.18	$.43	$(.45 )	$(.31 )	$(.76 )	$14.02	3.12%[7]	$4,167	.40%[8]	.40%[8]	.67%[8]	3.66%[8]
10/31/2025	13.57	.46	.84	1.30	(.43 )	(.09 )	(.52 )	14.35	9.91	3,918.40		.40	.68	3.36
10/31/2024	11.78	.44	1.72	2.16	(.37 )	—	(.37 )	13.57	18.65	3,380.42		.42	.71	3.38
10/31/2023	11.94	.37	(.05 )	.32	(.29 )	(.19 )	(.48 )	11.78	2.64	2,676.43		.43	.71	3.05
10/31/2022	15.49	.25	(2.07)	(1.82)	(.21 )	(1.52)	(1.73)	11.94	(13.28)	2,413.41		.41	.68	1.91
10/31/2021	13.99	.21	2.10	2.31	(.35 )	(.46 )	(.81 )	15.49	17.04	2,527.41		.41	.70	1.40
Class 529-C:
4/30/2026[5,6]	14.11	.20	.17	.37	(.35 )	(.31 )	(.66 )	13.82	2.74 [7]	149	1.16 [8]	1.16 [8]	1.43 [8]	2.88 [8]
10/31/2025	13.36	.35	.82	1.17	(.33 )	(.09 )	(.42 )	14.11	9.00	132	1.16	1.16	1.44	2.60
10/31/2024	11.60	.34	1.70	2.04	(.28 )	—	(.28 )	13.36	17.74	120	1.17	1.17	1.46	2.63
10/31/2023	11.75	.28	(.05 )	.23	(.19 )	(.19 )	(.38 )	11.60	1.90	107	1.19	1.19	1.47	2.29
10/31/2022	15.24	.15	(2.03)	(1.88)	(.09 )	(1.52)	(1.61)	11.75	(13.86)	112	1.17	1.17	1.44	1.14
10/31/2021	13.72	.09	2.07	2.16	(.18 )	(.46 )	(.64 )	15.24	16.16	141	1.16	1.16	1.45	.64
Class 529-E:
4/30/2026[5,6]	14.20	.24	.17	.41	(.42 )	(.31 )	(.73 )	13.88	3.00 [7]	122	.63 [8]	.63 [8]	.90 [8]	3.43 [8]
10/31/2025	13.44	.42	.83	1.25	(.40 )	(.09 )	(.49 )	14.20	9.61	116.63		.63	.91	3.13
10/31/2024	11.67	.41	1.71	2.12	(.35 )	—	(.35 )	13.44	18.40	104.64		.64	.93	3.15
10/31/2023	11.83	.34	(.05 )	.29	(.26 )	(.19 )	(.45 )	11.67	2.43	83.65		.65	.93	2.83
10/31/2022	15.36	.22	(2.05)	(1.83)	(.18 )	(1.52)	(1.70)	11.83	(13.46)	77.64		.64	.91	1.68
10/31/2021	13.88	.17	2.09	2.26	(.32 )	(.46 )	(.78 )	15.36	16.77	82.63		.63	.92	1.17
Class 529-T:
4/30/2026[5,6]	14.41	.27	.17	.44	(.48 )	(.31 )	(.79 )	14.06	3.21 [7,10]	— [11]	.16 [8,10]	.16 [8,10]	.43 [8,10]	3.90 [8,10]
10/31/2025	13.62	.49	.85	1.34	(.46 )	(.09 )	(.55 )	14.41	10.21 [10]	— [11]	.16 [10]	.16 [10]	.44 [10]	3.61 [10]
10/31/2024	11.83	.47	1.73	2.20	(.41 )	—	(.41 )	13.62	18.92 [10]	— [11]	.17 [10]	.17 [10]	.46 [10]	3.63 [10]
10/31/2023	11.98	.41	(.05 )	.36	(.32 )	(.19 )	(.51 )	11.83	2.97 [10]	— [11]	.11 [10]	.11 [10]	.39 [10]	3.38 [10]
10/31/2022	15.52	.28	(2.06)	(1.78)	(.24 )	(1.52)	(1.76)	11.98	(13.01)[10]	— [11]	.17 [10]	.17 [10]	.44 [10]	2.15 [10]
10/31/2021	14.01	.24	2.10	2.34	(.37 )	(.46 )	(.83 )	15.52	17.28 [10]	— [11]	.20 [10]	.20 [10]	.49 [10]	1.61 [10]
Class 529-F-1:
4/30/2026[5,6]	14.44	.27	.18	.45	(.48 )	(.31 )	(.79 )	14.10	3.23 [7,10]	— [11]	.18 [8,10]	.18 [8,10]	.45 [8,10]	3.88 [8,10]
10/31/2025	13.65	.49	.84	1.33	(.45 )	(.09 )	(.54 )	14.44	10.13 [10]	— [11]	.20 [10]	.20 [10]	.48 [10]	3.56 [10]
10/31/2024	11.85	.47	1.73	2.20	(.40 )	—	(.40 )	13.65	18.88 [10]	— [11]	.22 [10]	.21 [10]	.50 [10]	3.59 [10]
10/31/2023	12.00	.40	(.05 )	.35	(.31 )	(.19 )	(.50 )	11.85	2.91 [10]	— [11]	.22 [10]	.19 [10]	.47 [10]	3.29 [10]
10/31/2022	15.55	.28	(2.08)	(1.80)	(.23 )	(1.52)	(1.75)	12.00	(13.11)[10]	— [11]	.22 [10]	.22 [10]	.49 [10]	2.10 [10]
10/31/2021	14.06	.23	2.12	2.35	(.40 )	(.46 )	(.86 )	15.55	17.26 [10]	— [11]	.25 [10]	.25 [10]	.54 [10]	1.53 [10]
Class 529-F-2:
4/30/2026[5,6]	14.36	.27	.18	.45	(.49 )	(.31 )	(.80 )	14.01	3.25 [7]	784	.13 [8]	.13 [8]	.40 [8]	3.92 [8]
10/31/2025	13.58	.49	.84	1.33	(.46 )	(.09 )	(.55 )	14.36	10.21	713.13		.13	.41	3.62
10/31/2024	11.79	.47	1.73	2.20	(.41 )	—	(.41 )	13.58	18.96	547.14		.14	.43	3.64
10/31/2023	11.95	.41	(.06 )	.35	(.32 )	(.19 )	(.51 )	11.79	2.93	388.14		.14	.42	3.34
10/31/2022	15.49	.29	(2.06)	(1.77)	(.25 )	(1.52)	(1.77)	11.95	(12.99)	324.14		.14	.41	2.18
10/31/2021	13.99	.25	2.09	2.34	(.38 )	(.46 )	(.84 )	15.49	17.30	302.17		.17	.46	1.64
Class 529-F-3:
4/30/2026[5,6]	14.37	.28	.17	.45	(.49 )	(.31 )	(.80 )	14.02	3.28 [7]	— [11]	.07 [8]	.07 [8]	.34 [8]	4.00 [8]
10/31/2025	13.58	.50	.84	1.34	(.46 )	(.09 )	(.55 )	14.37	10.26	— [11]	.07	.07	.35	3.68
10/31/2024	11.79	.48	1.73	2.21	(.42 )	—	(.42 )	13.58	19.02	— [11]	.07	.07	.36	3.76
10/31/2023	11.94	.41	(.04 )	.37	(.33 )	(.19 )	(.52 )	11.79	3.07	1.07		.07	.35	3.40
10/31/2022	15.49	.30	(2.07)	(1.77)	(.26 )	(1.52)	(1.78)	11.94	(13.00)	1.07		.07	.34	2.24
10/31/2021	13.99	.27	2.09	2.36	(.40 )	(.46 )	(.86 )	15.49	17.45	1.07		.07	.36	1.78
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	38

Financial highlights (continued)
College 2027 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[5,6]	$12.80	$.22	$.02	$.24	$(.42 )	$(.22 )	$(.64 )	$12.40	1.98%[7]	$3,058	.40%[8]	.40%[8]	.67%[8]	3.56%[8]
10/31/2025	12.32	.43	.50	.93	(.41 )	(.04 )	(.45 )	12.80	7.83	2,997.40		.40	.67	3.50
10/31/2024	11.12	.43	1.14	1.57	(.37 )	—	(.37 )	12.32	14.32	2,732.42		.42	.70	3.61
10/31/2023	11.33	.38	(.21 )	.17	(.28 )	(.10 )	(.38 )	11.12	1.47	2,263.43		.43	.70	3.29
10/31/2022	13.77	.24	(1.71)	(1.47)	(.19 )	(.78 )	(.97 )	11.33	(11.49)	2,088.41		.41	.66	1.97
10/31/2021	13.11	.21	1.20	1.41	(.39 )	(.36 )	(.75 )	13.77	11.10	2,161.41		.41	.66	1.54
Class 529-C:
4/30/2026[5,6]	12.60	.17	.02	.19	(.33 )	(.22 )	(.55 )	12.24	1.59 [7]	184	1.16 [8]	1.16 [8]	1.43 [8]	2.80 [8]
10/31/2025	12.14	.33	.49	.82	(.32 )	(.04 )	(.36 )	12.60	6.97	174	1.16	1.16	1.43	2.74
10/31/2024	10.96	.34	1.12	1.46	(.28 )	—	(.28 )	12.14	13.49	161	1.17	1.17	1.45	2.85
10/31/2023	11.17	.29	(.21 )	.08	(.19 )	(.10 )	(.29 )	10.96	.69	139	1.19	1.19	1.46	2.52
10/31/2022	13.58	.15	(1.69)	(1.54)	(.09 )	(.78 )	(.87 )	11.17	(12.14)	130	1.17	1.17	1.42	1.20
10/31/2021	12.88	.11	1.18	1.29	(.23 )	(.36 )	(.59 )	13.58	10.29	143	1.16	1.16	1.41	.79
Class 529-E:
4/30/2026[5,6]	12.66	.20	.02	.22	(.39 )	(.22 )	(.61 )	12.27	1.84 [7]	98	.63 [8]	.63 [8]	.90 [8]	3.33 [8]
10/31/2025	12.19	.40	.50	.90	(.39 )	(.04 )	(.43 )	12.66	7.60	98.63		.63	.90	3.26
10/31/2024	11.01	.40	1.12	1.52	(.34 )	—	(.34 )	12.19	14.03	91.64		.64	.92	3.38
10/31/2023	11.22	.35	(.20 )	.15	(.26 )	(.10 )	(.36 )	11.01	1.26	74.65		.65	.92	3.06
10/31/2022	13.64	.21	(1.69)	(1.48)	(.16 )	(.78 )	(.94 )	11.22	(11.66)	69.64		.64	.89	1.74
10/31/2021	13.00	.18	1.18	1.36	(.36 )	(.36 )	(.72 )	13.64	10.79	72.63		.63	.88	1.32
Class 529-T:
4/30/2026[5,6]	12.85	.24	.02	.26	(.45 )	(.22 )	(.67 )	12.44	2.13 [7,10]	— [11]	.15 [8,10]	.15 [8,10]	.42 [8,10]	3.81 [8,10]
10/31/2025	12.37	.46	.50	.96	(.44 )	(.04 )	(.48 )	12.85	8.05 [10]	— [11]	.16 [10]	.16 [10]	.43 [10]	3.74 [10]
10/31/2024	11.17	.46	1.14	1.60	(.40 )	—	(.40 )	12.37	14.59 [10]	— [11]	.17 [10]	.17 [10]	.45 [10]	3.85 [10]
10/31/2023	11.37	.41	(.20 )	.21	(.31 )	(.10 )	(.41 )	11.17	1.80 [10]	— [11]	.12 [10]	.12 [10]	.39 [10]	3.60 [10]
10/31/2022	13.81	.27	(1.71)	(1.44)	(.22 )	(.78 )	(1.00)	11.37	(11.28)[10]	— [11]	.17 [10]	.17 [10]	.42 [10]	2.20 [10]
10/31/2021	13.14	.24	1.20	1.44	(.41 )	(.36 )	(.77 )	13.81	11.33 [10]	— [11]	.20 [10]	.20 [10]	.45 [10]	1.76 [10]
Class 529-F-1:
4/30/2026[5,6]	12.89	.24	.02	.26	(.45 )	(.22 )	(.67 )	12.48	2.09 [7,10]	— [11]	.18 [8,10]	.18 [8,10]	.45 [8,10]	3.77 [8,10]
10/31/2025	12.40	.46	.51	.97	(.44 )	(.04 )	(.48 )	12.89	8.06 [10]	— [11]	.20 [10]	.20 [10]	.47 [10]	3.70 [10]
10/31/2024	11.19	.46	1.15	1.61	(.40 )	—	(.40 )	12.40	14.57 [10]	— [11]	.22 [10]	.22 [10]	.50 [10]	3.81 [10]
10/31/2023	11.40	.41	(.22 )	.19	(.30 )	(.10 )	(.40 )	11.19	1.65 [10]	— [11]	.22 [10]	.19 [10]	.46 [10]	3.52 [10]
10/31/2022	13.83	.27	(1.71)	(1.44)	(.21 )	(.78 )	(.99 )	11.40	(11.25)[10]	— [11]	.22 [10]	.22 [10]	.47 [10]	2.15 [10]
10/31/2021	13.19	.23	1.20	1.43	(.43 )	(.36 )	(.79 )	13.83	11.23 [10]	— [11]	.25 [10]	.25 [10]	.50 [10]	1.64 [10]
Class 529-F-2:
4/30/2026[5,6]	12.80	.24	.03	.27	(.46 )	(.22 )	(.68 )	12.39	2.17 [7]	658	.13 [8]	.13 [8]	.40 [8]	3.83 [8]
10/31/2025	12.32	.46	.51	.97	(.45 )	(.04 )	(.49 )	12.80	8.13	621.14		.14	.41	3.76
10/31/2024	11.12	.46	1.14	1.60	(.40 )	—	(.40 )	12.32	14.64	510.15		.15	.43	3.88
10/31/2023	11.34	.41	(.22 )	.19	(.31 )	(.10 )	(.41 )	11.12	1.67	383.14		.14	.41	3.58
10/31/2022	13.77	.28	(1.71)	(1.43)	(.22 )	(.78 )	(1.00)	11.34	(11.19)	318.14		.14	.39	2.24
10/31/2021	13.11	.24	1.20	1.44	(.42 )	(.36 )	(.78 )	13.77	11.35	301.17		.17	.42	1.78
Class 529-F-3:
4/30/2026[5,6]	12.80	.24	.02	.26	(.46 )	(.22 )	(.68 )	12.38	2.14 [7]	— [11]	.08 [8]	.08 [8]	.35 [8]	3.88 [8]
10/31/2025	12.32	.47	.50	.97	(.45 )	(.04 )	(.49 )	12.80	8.19	— [11]	.08	.08	.35	3.82
10/31/2024	11.12	.47	1.14	1.61	(.41 )	—	(.41 )	12.32	14.70	— [11]	.08	.08	.36	3.94
10/31/2023	11.33	.42	(.21 )	.21	(.32 )	(.10 )	(.42 )	11.12	1.81	— [11]	.08	.08	.35	3.64
10/31/2022	13.76	.28	(1.70)	(1.42)	(.23 )	(.78 )	(1.01)	11.33	(11.14)	— [11]	.08	.08	.33	2.29
10/31/2021	13.11	.25	1.20	1.45	(.44 )	(.36 )	(.80 )	13.76	11.41	— [11]	.10	.08	.33	1.89
Refer to the end of the table(s) for footnote(s).

39	American Funds College Target Date Series

Financial highlights (continued)
College Enrollment Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,12]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,12]	Net effective expense ratio[4,12]	Ratio of net income (loss) to average net assets[12]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[5,6]	$9.86	$.17	$(.01 )	$.16	$(.37 )	$—	$(.37 )	$9.65	1.68%[7]	$2,478	.39%[8]	.39%[8]	.66%[8]	3.50%[8]
10/31/2025	9.55	.34	.29	.63	(.32 )	—	(.32 )	9.86	6.79	2,717.39		.39	.66	3.53
10/31/2024	9.00	.33	.55	.88	(.33 )	—	(.33 )	9.55	9.94	3,126.42		.42	.70	3.56
10/31/2023	9.06	.29	(.14 )	.15	(.21 )	—	(.21 )	9.00	1.63	1,287.42		.42	.69	3.18
10/31/2022	10.04	.14	(1.01)	(.87 )	(.06 )	(.05 )	(.11 )	9.06	(8.75)	1,650.40		.40	.67	1.43
10/31/2021	10.39	.07	(.08 )	(.01 )	(.27 )	(.07 )	(.34 )	10.04	(.07 )	2,296.41		.41	.68	.72
Class 529-C:
4/30/2026[5,6]	9.93	.13	— [14]	.13	(.28 )	—	(.28 )	9.78	1.32 [7]	123	1.15 [8]	1.15 [8]	1.42 [8]	2.74 [8]
10/31/2025	9.61	.27	.29	.56	(.24 )	—	(.24 )	9.93	6.00	150	1.16	1.16	1.43	2.77
10/31/2024	9.03	.26	.55	.81	(.23 )	—	(.23 )	9.61	9.07	204	1.17	1.17	1.45	2.80
10/31/2023	9.06	.22	(.14 )	.08	(.11 )	—	(.11 )	9.03	.85	81	1.18	1.18	1.45	2.41
10/31/2022	10.06	.06	(1.01)	(.95 )	— [14]	(.05 )	(.05 )	9.06	(9.47)	135	1.17	1.17	1.44	.63
10/31/2021	10.34	— [14]	(.09 )	(.09 )	(.12 )	(.07 )	(.19 )	10.06	(.85 )	240	1.16	1.16	1.43	(.02 )
Class 529-E:
4/30/2026[5,6]	9.84	.16	(.02 )	.14	(.34 )	—	(.34 )	9.64	1.50 [7]	83	.63 [8]	.63 [8]	.90 [8]	3.26 [8]
10/31/2025	9.53	.31	.30	.61	(.30 )	—	(.30 )	9.84	6.57	93.63		.63	.90	3.29
10/31/2024	8.97	.31	.55	.86	(.30 )	—	(.30 )	9.53	9.78	117.63		.63	.91	3.35
10/31/2023	9.03	.27	(.15 )	.12	(.18 )	—	(.18 )	8.97	1.34	53.64		.64	.91	2.96
10/31/2022	10.01	.11	(1.00)	(.89 )	(.04 )	(.05 )	(.09 )	9.03	(8.96)	71.64		.64	.91	1.19
10/31/2021	10.36	.05	(.08 )	(.03 )	(.25 )	(.07 )	(.32 )	10.01	(.31 )	103.63		.63	.90	.51
Class 529-T:
4/30/2026[5,6]	9.87	.18	— [14]	.18	(.40 )	—	(.40 )	9.65	1.84 [7,10]	— [11]	.16 [8,10]	.16 [8,10]	.43 [8,10]	3.72 [8,10]
10/31/2025	9.56	.36	.29	.65	(.34 )	—	(.34 )	9.87	7.00 [10]	— [11]	.17 [10]	.17 [10]	.44 [10]	3.75 [10]
10/31/2024	9.02	.35	.55	.90	(.36 )	—	(.36 )	9.56	10.18 [10]	— [11]	.19 [10]	.19 [10]	.47 [10]	3.79 [10]
10/31/2023	9.08	.32	(.14 )	.18	(.24 )	—	(.24 )	9.02	1.93 [10]	— [11]	.13 [10]	.13 [10]	.40 [10]	3.47 [10]
10/31/2022	10.05	.16	(1.01)	(.85 )	(.07 )	(.05 )	(.12 )	9.08	(8.53)[10]	— [11]	.18 [10]	.18 [10]	.45 [10]	1.68 [10]
10/31/2021	10.40	.09	(.08 )	.01	(.29 )	(.07 )	(.36 )	10.05	.13 [10]	— [11]	.20 [10]	.20 [10]	.47 [10]	.89 [10]
Class 529-F-1:
4/30/2026[5,6]	9.89	.18	(.01 )	.17	(.39 )	—	(.39 )	9.67	1.80 [7,10]	— [11]	.19 [8,10]	.19 [8,10]	.46 [8,10]	3.70 [8,10]
10/31/2025	9.57	.36	.29	.65	(.33 )	—	(.33 )	9.89	7.04 [10]	— [11]	.21 [10]	.21 [10]	.48 [10]	3.71 [10]
10/31/2024	9.03	.35	.54	.89	(.35 )	—	(.35 )	9.57	10.11 [10]	— [11]	.24 [10]	.23 [10]	.51 [10]	3.74 [10]
10/31/2023	9.09	.31	(.14 )	.17	(.23 )	—	(.23 )	9.03	1.90 [10]	— [11]	.21 [10]	.18 [10]	.45 [10]	3.42 [10]
10/31/2022	10.06	.16	(1.02)	(.86 )	(.06 )	(.05 )	(.11 )	9.09	(8.60)[10]	— [11]	.22 [10]	.22 [10]	.49 [10]	1.64 [10]
10/31/2021	10.43	.08	(.07 )	.01	(.31 )	(.07 )	(.38 )	10.06	.08 [10]	— [11]	.27 [10]	.27 [10]	.54 [10]	.81 [10]
Class 529-F-2:
4/30/2026[5,6]	9.86	.18	(.01 )	.17	(.40 )	—	(.40 )	9.63	1.76 [7]	512	.13 [8]	.13 [8]	.40 [8]	3.76 [8]
10/31/2025	9.55	.36	.29	.65	(.34 )	—	(.34 )	9.86	7.07	548.14		.14	.41	3.79
10/31/2024	9.01	.36	.54	.90	(.36 )	—	(.36 )	9.55	10.20	583.14		.14	.42	3.84
10/31/2023	9.07	.32	(.14 )	.18	(.24 )	—	(.24 )	9.01	1.96	217.12		.12	.39	3.48
10/31/2022	10.04	.16	(1.00)	(.84 )	(.08 )	(.05 )	(.13 )	9.07	(8.47)	264.14		.14	.41	1.69
10/31/2021	10.39	.10	(.08 )	.02	(.30 )	(.07 )	(.37 )	10.04	.17	339.17		.17	.44	.96
Class 529-F-3:
4/30/2026[5,6]	9.85	.18	— [14]	.18	(.41 )	—	(.41 )	9.62	1.83 [7]	— [11]	.07 [8]	.07 [8]	.34 [8]	3.81 [8]
10/31/2025	9.54	.37	.28	.65	(.34 )	—	(.34 )	9.85	7.12	— [11]	.07	.07	.34	3.85
10/31/2024	9.00	.36	.54	.90	(.36 )	—	(.36 )	9.54	10.26	— [11]	.07	.07	.35	3.88
10/31/2023	9.06	.32	(.13 )	.19	(.25 )	—	(.25 )	9.00	2.03	— [11]	.09	.09	.36	3.51
10/31/2022	10.03	.17	(1.01)	(.84 )	(.08 )	(.05 )	(.13 )	9.06	(8.44)	— [11]	.09	.09	.36	1.77
10/31/2021	10.39	.10	(.08 )	.02	(.31 )	(.07 )	(.38 )	10.03	.23	— [11]	.10	.08	.35	1.01
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	40

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended April 30, 20265,[6,7,15]	Year ended October 31,
		2025	2024	2023	2022	2021
College 2042 Fund	— %[16]	6%	— %[5,7,9,16]
College 2039 Fund	2	4	— [16]	11%	7%	4%[5,7,13]
College 2036 Fund	3	6	9	19	9	27
College 2033 Fund	5	9	6	26	8	35
College 2030 Fund	4	8	10	27	10	44
College 2027 Fund	9	21	17	27	10	30
College Enrollment Fund	3	10	5 [17]	18	7	11

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period 3/15/2024, commencement of operations, through 10/31/2024.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[13]	For the period 3/26/2021, commencement of operations, through 10/31/2021.
[14]	Amount less than $0.01.
[15]	Rates exclude in-kind transactions, if any.
[16]	Amount was either less than 1% or there was no turnover.
[17]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the College
2024 Fund on 3/22/2024. The portfolio turnover rate would have been 22% without the adjustment.

Refer to the notes to financial statements.

41	American Funds College Target Date Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,693,197,116
Total shares voting on November 25, 2025:
1,693,197,116 (100.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	1,693,197,116	100.0%	0	0.0%
Vanessa C. L. Chang	1,693,197,116	100.0%	0	0.0%
Francisco G. Cigarroa	1,693,197,116	100.0%	0	0.0%
Nariman Farvardin	1,693,197,116	100.0%	0	0.0%
Jennifer C. Feikin	1,693,197,116	100.0%	0	0.0%
John G. Freund	1,693,197,116	100.0%	0	0.0%
Leslie Stone Heisz	1,693,197,116	100.0%	0	0.0%
Sharon I. Meers	1,693,197,116	100.0%	0	0.0%
William L. Robbins	1,693,197,116	100.0%	0	0.0%
Kenneth M. Simril	1,693,197,116	100.0%	0	0.0%
Margaret Spellings	1,693,197,116	100.0%	0	0.0%
Christopher E. Stone	1,693,197,116	100.0%	0	0.0%
Alexandra Trower	1,693,197,116	100.0%	0	0.0%
Paul S. Williams	1,693,197,116	100.0%	0	0.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds College Target Date Series	42

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were generally competitive with, and in many cases compared favorably to, those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

43	American Funds College Target Date Series

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds College Target Date Series	44

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds College Target Date Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 08, 2026